Schedule of Investments (unaudited)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
AGL CLO Ltd., Series 2022-17A, Class A, (3-mo. CME Term SOFR + 1.33%), 6.61%, 01/21/35(a)(b)	USD	1,800	$ 1,800,569
AGL Core CLO Ltd., Series 2019-2A, Class A1R, (3- mo. CME Term SOFR + 1.46%), 6.79%, 07/20/37(a)(b)		1,626	1,630,417
AIMCO CLO, Series 2018-BA, Class CRR, (3-mo. CME Term SOFR + 2.40%), 7.69%, 04/16/37(a)(b)		500	505,887
Anchorage Capital CLO Ltd.(a)(b)
Series 2015-7A, Class AR3, (3-mo. CME Term SOFR + 1.56%), 6.89%, 04/28/37		919	924,989
Series 2015-7A, Class DR3, (3-mo. CME Term SOFR + 3.80%), 9.13%, 04/28/37		250	254,644
Apidos CLO XXVI, Series 2017-26A, Class A1AR, (3- mo. CME Term SOFR + 1.16%), 6.44%, 07/18/29(a)(b)		84	84,130
Apidos CLO XXVII, Series 2017-27A, Class A1R, (3- mo. CME Term SOFR + 1.19%), 6.48%, 07/17/30(a)(b)		78	77,742
Ares LXVIII CLO Ltd., Series 2023-68A, Class E, (3- mo. CME Term SOFR + 8.55%), 13.83%, 04/25/35(a)(b)		380	390,466
ARES XLVII CLO Ltd., Series 2018-47A, Class A1, (3-mo. CME Term SOFR + 1.18%), 6.48%, 04/15/30(a)(b)		105	105,361
Argent Securities Trust, Series 2006-W5, Class A1, (1-mo. Term SOFR + 0.41%), 5.27%, 06/25/36(a)		3,803	2,481,307
Atrium XV, Series 15A, Class D1R, (3-mo. CME Term SOFR + 3.30%), 8.64%, 07/16/37(a)(b)		550	557,448
Bain Capital Credit CLO Ltd., Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.56%), 8.84%, 07/19/34(a)(b)		250	250,063
Ballyrock CLO Ltd.(a)(b)
Series 2020-14AR, Class DR, (3-mo. CME Term SOFR + 5.85%), 11.15%, 07/20/37		250	249,992
Series 2022-21A, Class D, (3-mo. CME Term SOFR + 8.76%), 14.04%, 10/20/35		500	503,514
Barings CLO Ltd., Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.41%), 8.71%, 07/15/34(a)(b)		250	250,252
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 2A, (1-mo. Term SOFR + 0.39%), 5.25%, 11/25/36(a)		699	690,516
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 6.99%, 01/20/31(a)(b)		800	802,074
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class CR, (3-mo. CME Term SOFR + 2.31%), 7.61%, 07/15/34(a)(b)		250	250,500
BlueMountain CLO Ltd., Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.44%), 6.72%, 10/22/30(a)(b)		140	139,791
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 6.54%, 10/20/30(a)(b)		2,086	2,088,017
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 7.91%, 04/15/37(a)(b)		1,000	1,010,281
Buckhorn Park CLO Ltd., Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.66%, 07/18/34(a)(b)		2,500	2,501,327
Security		Par (000)	Value
Asset-Backed Securities (continued)
Carlyle Global Market Strategies CLO Ltd., Series 2015-1A, Class AR3, (3-mo. CME Term SOFR + 1.24%), 6.52%, 07/20/31(a)(b)	USD	1,131	$ 1,131,731
Carlyle U.S. CLO Ltd., Series 2020-2A, Class CR, (3- mo. CME Term SOFR + 3.46%), 8.75%, 01/25/35(a)(b)		250	250,277
Carrington Mortgage Loan Trust(a)
Series 2006-FRE2, Class A2, (1-mo. Term SOFR + 0.23%), 5.09%, 10/25/36		2,649	2,135,146
Series 2006-FRE2, Class A5, (1-mo. Term SOFR + 0.19%), 5.05%, 03/25/35		5,457	4,398,084
CarVal CLO III Ltd., Series 2019-2A, Class E, (3-mo. CME Term SOFR + 6.70%), 11.98%, 07/20/32(a)(b)		500	489,845
CBAM Ltd., Series 2017-1A, Class A1, (3-mo. CME Term SOFR + 1.51%), 6.79%, 07/20/30(a)(b)		415	415,834
C-BASS Trust, Series 2006-CB7, Class A4, (1-mo. Term SOFR + 0.43%), 5.29%, 10/25/36(a)		3,907	2,581,213
Cedar Funding XV CLO Ltd., Series 2022-15A, Class B, (3-mo. CME Term SOFR + 1.80%), 7.08%, 04/20/35(a)(b)		400	400,520
CIFC Funding Ltd.(a)(b)
Series 2013-4A, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 6.59%, 04/27/31		134	134,332
Series 2016-1A, Class BRR, (3-mo. CME Term SOFR + 1.96%), 7.24%, 10/21/31		750	751,730
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 7.73%, 04/21/37		700	708,702
Series 2017-4A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 6.49%, 10/24/30		259	258,770
Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.36%), 8.66%, 07/15/36		500	500,357
Series 2022-7A, Class D, (3-mo. CME Term SOFR + 5.35%), 10.63%, 10/22/35		250	250,347
Series 2022-7A, Class E, (3-mo. CME Term SOFR + 8.94%), 14.22%, 10/22/35		500	503,988
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 7.28%, 10/25/36		316	181,861
Clear Creek CLO, Series 2015-1A, Class DR, (3-mo. CME Term SOFR + 3.21%), 8.49%, 10/20/30(a)(b)		250	248,377
CWABS Asset-Backed Certificates Trust, Series 2006- 26, Class 1A, (1-mo. Term SOFR + 0.25%), 5.11%, 06/25/37(a)		454	430,273
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1-mo. Term SOFR + 0.25%), 5.35%, 01/15/37(a)		330	307,192
Dryden CLO Ltd., Series 2022-106A, Class E, (3-mo. CME Term SOFR + 8.87%), 14.17%, 10/15/35(a)(b)		500	503,520
Dryden Senior Loan Fund, Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.66%, 01/15/31(a)(b)		212	211,840
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3-mo. CME Term SOFR + 1.16%), 6.46%, 04/15/29(a)(b)		290	290,568
Elmwood CLO 14 Ltd., Series 2022-1A, Class E, (3-mo. CME Term SOFR + 6.35%), 11.63%, 04/20/35(a)(b)		415	416,012
Elmwood CLO 22 Ltd, Series 2023-1A, Class E, (3-mo. CME Term SOFR + 7.65%), 12.94%, 04/17/36(a)(b)		500	510,312
FirstKey Homes Trust, Series 2022-SFR1, Class E1, 5.00%, 05/19/39(b)		3,800	3,720,310
Flatiron CLO Ltd., Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.21%), 6.50%, 04/17/31(a)(b)		677	677,400
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Fremont Home Loan Trust(a)
Series 2006-A, Class 2A3, (1-mo. Term SOFR + 0.43%), 5.29%, 05/25/36	USD	3,905	$ 2,462,979
Series 2006-D, Class 2A3, (1-mo. Term SOFR + 0.26%), 5.12%, 11/25/36		5,981	2,098,881
Galaxy CLO Ltd., Series 2023-31A, Class E, (3-mo. CME Term SOFR + 8.43%), 13.73%, 04/15/36(a)(b)		300	307,968
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, (3- mo. CME Term SOFR + 5.51%), 10.79%, 04/20/31(a)(b)		500	498,724
Galaxy XXVII CLO Ltd., Series 2018-28A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.66%, 07/15/31(a)(b)		279	278,727
GoldenTree Loan Management U.S. CLO Ltd., Series 2018-3A, Class D, (3-mo. CME Term SOFR + 3.11%), 8.39%, 04/20/30(a)(b)		250	250,451
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, (1-mo. Term SOFR + 0.28%), 5.14%, 04/25/37(a)		3,120	2,201,205
HPS Loan Management Ltd., Series 8A-2016, Class ER, (3-mo. CME Term SOFR + 5.76%), 11.04%, 07/20/30(a)(b)		1,000	996,312
LCM XXIV Ltd., Series 24A, Class AR, (3-mo. CME Term SOFR + 1.24%), 6.52%, 03/20/30(a)(b)		61	61,363
Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A3, (1-mo. Term SOFR + 0.43%), 5.29%, 08/25/36(a)		4,799	1,915,614
Madison Park Funding LIX Ltd., Series 2021-59A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 6.78%, 04/18/37(a)(b)		1,450	1,452,855
Madison Park Funding LXIII Ltd., Series 2023-63A, Class E, (3-mo. CME Term SOFR + 8.57%), 13.85%, 04/21/35(a)(b)		350	359,851
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class E, (3-mo. CME Term SOFR + 6.51%), 11.79%, 04/19/33(a)(b)		500	501,863
Madison Park Funding XVII Ltd., Series 2015-17A, Class DR, (3-mo. CME Term SOFR + 3.86%), 9.14%, 07/21/30(a)(b)		500	510,794
Madison Park Funding XVIII Ltd., Series 2015-18A, Class DR, (3-mo. CME Term SOFR + 3.21%), 8.49%, 10/21/30(a)(b)		250	251,025
Madison Park Funding XXIX Ltd.(a)(b)
Series 2018-29A, Class D, (3-mo. CME Term SOFR + 3.26%), 8.54%, 10/18/30		565	567,947
Series 2018-29A, Class E, (3-mo. CME Term SOFR + 5.96%), 11.24%, 10/18/30		500	501,419
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR2, (3-mo. CME Term SOFR + 1.95%), 7.25%, 04/15/37(a)(b)		875	880,261
Mariner Finance Issuance Trust, Series 2024-AA, Class E, 9.02%, 09/22/36(b)		470	480,856
MASTR Asset-Backed Securities Trust, Series 2006- HE2, Class A3, (1-mo. Term SOFR + 0.41%), 5.27%, 06/25/36(a)		6,759	2,394,959
Neuberger Berman CLO XV, Series 2013-15A, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 6.48%, 10/15/29(a)(b)		384	383,847
Neuberger Berman CLO XX Ltd.(a)(b)
Series 2015-20A, Class ARR, (3-mo. CME Term SOFR + 1.42%), 6.72%, 07/15/34		1,785	1,785,688
Series 2015-20A, Class ERR, (3-mo. CME Term SOFR + 6.76%), 12.06%, 07/15/34		710	712,576
Security		Par (000)	Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO Ltd.(a)(b)
Series 2017-26A, Class AR, (3-mo. CME Term SOFR + 1.18%), 6.46%, 10/18/30	USD	200	$ 199,472
Series 2020-37A, Class CR, (3-mo. CME Term SOFR + 2.06%), 7.34%, 07/20/31		400	400,944
Series 2021-46A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.19%, 01/20/36		250	250,933
Neuberger Berman Loan Advisers NBLA CLO Ltd.(a)(b)
Series 2022-52A, Class D, (3-mo. CME Term SOFR + 5.75%), 11.03%, 10/24/35		550	552,497
Series 2022-52A, Class E, (3-mo. CME Term SOFR + 8.81%), 14.09%, 10/24/35		250	251,918
OCP CLO Ltd.(a)(b)
Series 2015-9A, Class A1R2, (3-mo. CME Term SOFR + 1.25%), 6.55%, 01/15/33		550	550,435
Series 2017-13A, Class A1AR, (3-mo. CME Term SOFR + 1.22%), 6.52%, 07/15/30		453	453,367
Series 2026-11R, Class CR2, (3-mo. CME Term SOFR + 2.35%), 7.63%, 04/26/36		950	957,132
Octagon Investment Partners 31 Ltd., Series 2017-1A, Class E, (3-mo. CME Term SOFR + 6.56%), 11.84%, 07/20/30(a)(b)		500	493,073
Octagon Investment Partners 32 Ltd., Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 6.51%, 07/15/29(a)(b)		121	121,147
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class AARR, (3-mo. CME Term SOFR + 1.21%), 6.51%, 07/15/29(a)(b)		62	61,540
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, (3-mo. CME Term SOFR + 1.23%), 6.51%, 07/19/30(a)(b)		1,450	1,450,325
Octagon Investment Partners XVII Ltd., Series 2013- 1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 6.95%, 01/25/31(a)(b)		250	250,318
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class AAR3, (3-mo. CME Term SOFR + 1.26%), 6.38%, 02/14/31(a)(b)		416	416,747
Octagon Investment Partners XXII Ltd., Series 2014- 1A, Class DRR, (3-mo. CME Term SOFR + 3.01%), 8.29%, 01/22/30(a)(b)		500	501,740
OHA Credit Partners VII Ltd., Series 2012-7A, Class AR3, (3-mo. CME Term SOFR + 1.33%), 6.46%, 02/20/34(a)(b)		1,000	1,000,201
OZLM VIII Ltd., Series 2014-8A, Class A1R3, (3-mo. CME Term SOFR + 1.24%), 6.53%, 10/17/29(a)(b)		243	242,535
OZLM XXI Ltd., Series 2017-21A, Class D, (3-mo. CME Term SOFR + 5.80%), 11.08%, 01/20/31(a)(b)		250	245,774
Palmer Square CLO Ltd., Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.39%), 6.68%, 01/17/31(a)(b)		127	128,342
Palmer Square Loan Funding Ltd.(a)(b)
Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.06%), 6.34%, 07/20/29		276	276,545
Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.05%), 6.35%, 04/15/30		104	104,275
Rad CLO Ltd.(a)(b)
Series 2019-6A, Class E, (3-mo. CME Term SOFR + 7.79%), 13.07%, 01/20/33		500	501,501
Series 2022-17A, Class E, (3-mo. CME Term SOFR + 8.30%), 13.58%, 10/20/35		250	251,464
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.01%, 01/15/34(a)(b)		850	852,188

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Regatta XXV Funding Ltd., Series 2025, Class E, (3- mo. CME Term SOFR + 8.41%), 13.71%, 07/15/36(a)(b)	USD	500	$ 517,186
Regional Management Issuance Trust, Series 2021-3, Class A, 3.88%, 10/17/33(c)		1,110	1,036,518
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 09/25/37		3,514	1,461,620
Rockford Tower CLO Ltd., Series 2017-2A, Class DR, (3-mo. CME Term SOFR + 3.11%), 8.41%, 10/15/29(a)(b)		500	500,094
RR Ltd., Series 2021-16A, Class A1, (3-mo. CME Term SOFR + 1.37%), 6.67%, 07/15/36(a)(b)		1,000	1,002,597
Saxon Asset Securities Trust, Series 2007-3, Class 2A3, (1-mo. Term SOFR + 0.51%), 5.37%, 09/25/47(a)		3,141	2,971,249
Scholar Funding Trust, Series 2013-A, Class R, 0.00%, 01/30/45(c)(d)		— (e)	430,292
Service Experts Issuer LLC, Series 2024-1A, Class A, 6.39%, 11/20/35(b)		214	220,960
Signal Peak CLO Ltd., Series 2017-4A, Class XR, (3- mo. CME Term SOFR + 1.21%), 6.49%, 10/26/34(a)(b)		800	800,096
SMB Private Education Loan Trust, Series 2021-A, Class B, 2.31%, 01/15/53(b)		211	201,087
SoFi Personal Loan Term
Series 2023-1, Class A, 6.00%, 11/12/30(b)		231	235,636
Series 2024-1, Class A, 6.06%, 02/12/31(b)		633	644,178
Series 2024-1, Class R1, 0.00%, 02/12/31		10	383,967
Southwick Park CLO LLC, Series 2019-4A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 6.60%, 07/20/32(a)(b)		250	250,152
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/54(b)		295	304,361
Symphony CLO XV Ltd., Series 2014-15A, Class AR3, (3-mo. CME Term SOFR + 1.34%), 6.63%, 01/17/32(a)(b)		439	439,654
Symphony CLO XXXII Ltd., Series 2022-32A, Class B, (3-mo. CME Term SOFR + 1.85%), 7.13%, 04/23/35(a)(b)		600	601,548
TCI-Flatiron CLO Ltd.(a)(b)
Series 18-1A, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.93%, 01/29/32		645	645,482
Series 2016-1A, Class AR3, (3-mo. CME Term SOFR + 1.10%), 6.39%, 01/17/32		641	642,130
TCI-Symphony CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.19%), 6.49%, 07/15/30(a)(b)		1,532	1,533,040
TICP CLO VIII Ltd., Series 2017-8A, Class A2R, (3-mo. CME Term SOFR + 1.96%), 7.24%, 10/20/34(a)(b)		250	250,646
Trestles CLO IV Ltd., Series 2021-4A, Class B1, (3-mo. CME Term SOFR + 1.96%), 7.24%, 07/21/34(a)(b)		1,000	1,003,384
Trestles CLO Ltd., Series 2017-1A, Class D1RR, (3- mo. CME Term SOFR + 3.15%), 8.42%, 07/25/37(a)(b)		250	252,942
Trimaran CAVU Ltd.(a)(b)
Series 2021-1A, Class ER, (3-mo. CME Term SOFR + 7.00%), 12.28%, 07/23/37		375	383,357
Series 2022-1, Class E, (3-mo. CME Term SOFR + 9.08%), 14.36%, 10/22/35		500	504,129
Series 2022-2A, Class D, (3-mo. CME Term SOFR + 6.12%), 11.40%, 01/20/36		1,100	1,118,958
Security		Par (000)	Value
Asset-Backed Securities (continued)
Trimaran CAVU Ltd.(a)(b) (continued)
Series 2022-2A, Class E, (3-mo. CME Term SOFR + 8.81%), 14.09%, 01/20/36	USD	500	$ 508,275
Series 2023-1, Class E, (3-mo. CME Term SOFR + 8.94%), 14.22%, 07/20/36		500	515,905
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(f)	GBP	31	42,640
Voya CLO Ltd.(a)(b)
Series 2017-3A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 6.58%, 04/20/34	USD	1,955	1,959,592
Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.41%), 8.71%, 07/15/34		250	250,209
Voya Ltd., Series 2012-4A, Class A1R3, (3-mo. CME Term SOFR + 1.26%), 6.56%, 10/15/30(a)(b)		222	223,171
WaMu Asset-Backed Certificates WaMu Trust, Series 2007-HE3, Class 2A3, (1-mo. Term SOFR + 0.35%), 5.21%, 05/25/37(a)		5,344	4,830,660
Whetstone Park CLO Ltd., Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 7.14%, 01/20/35(a)(b)		275	275,713
Total Asset-Backed Securities — 17.0% (Cost: $103,075,092)			99,269,834
Corporate Bonds
Advertising Agencies — 1.3%
Clear Channel Outdoor Holdings, Inc.(b)(g)
5.13%, 08/15/27		586	576,101
7.75%, 04/15/28		319	285,444
9.00%, 09/15/28		1,186	1,260,858
7.50%, 06/01/29		1,287	1,108,440
7.88%, 04/01/30		1,084	1,133,535
CMG Media Corp., 8.88%, 12/15/27(b)		245	143,325
Lamar Media Corp., 4.00%, 02/15/30		53	49,928
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		990	969,754
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27(g)		982	976,401
4.25%, 01/15/29(g)		326	310,400
4.63%, 03/15/30		122	115,923
7.38%, 02/15/31		387	413,119
Stagwell Global LLC, 5.63%, 08/15/29(b)(g)		129	124,720
			7,467,948
Aerospace & Defense — 3.3%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)		360	374,403
Bombardier, Inc.(b)
7.88%, 04/15/27		71	71,199
6.00%, 02/15/28(g)		683	687,515
7.50%, 02/01/29		14	14,813
8.75%, 11/15/30(g)		607	666,531
7.25%, 07/01/31		237	250,553
7.00%, 06/01/32(g)		336	351,435
Embraer Netherlands Finance BV, 7.00%, 07/28/30(b)		200	217,840
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)(g)		864	861,374
Lockheed Martin Corp., 4.09%, 09/15/52(g)		451	393,897
Northrop Grumman Corp., 3.85%, 04/15/45(g)		680	574,837
RTX Corp., 3.75%, 11/01/46(g)		700	571,837
Spirit AeroSystems, Inc.(b)
9.38%, 11/30/29		621	673,693
9.75%, 11/15/30		531	592,065
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc.(b)
6.75%, 08/15/28(g)	USD	2,648	$ 2,725,555
6.38%, 03/01/29(g)		3,091	3,189,047
7.13%, 12/01/31(g)		1,021	1,079,872
6.63%, 03/01/32(g)		2,989	3,112,571
6.00%, 01/15/33		1,555	1,577,026
Triumph Group, Inc., 9.00%, 03/15/28(b)(g)		1,293	1,353,532
			19,339,595
Air Freight & Logistics — 0.0%
Rand Parent LLC, 8.50%, 02/15/30(b)(g)		238	242,723
Automobile Components — 1.2%
Aptiv PLC, 4.40%, 10/01/46(g)		280	230,485
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26(f)	EUR	423	469,285
6.25%, 05/15/26(b)(g)	USD	350	349,874
8.50%, 05/15/27(b)(g)		3,576	3,587,643
6.75%, 05/15/28(b)(g)		1,058	1,090,538
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(f)	EUR	100	118,492
Forvia SE, 3.75%, 06/15/28(f)		100	106,894
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)(g)	USD	151	154,533
Goodyear Tire & Rubber Co.
5.00%, 07/15/29(g)		132	121,404
5.63%, 04/30/33		137	120,879
IHO Verwaltungs GmbH, (4.63% PIK), 3.88%, 05/15/27(f)(h)	EUR	100	110,758
Mahle GmbH, 6.50%, 05/02/31(f)		100	108,087
Phinia, Inc., 6.63%, 10/15/32(b)	USD	159	160,313
Schaeffler AG, 4.75%, 08/14/29(f)	EUR	100	111,838
Tenneco, Inc., 8.00%, 11/17/28(b)	USD	197	182,802
ZF Europe Finance BV, 6.13%, 03/13/29(f)	EUR	100	113,444
ZF Finance GmbH, 2.00%, 05/06/27(f)		100	103,545
			7,240,814
Automobiles — 1.3%
Asbury Automotive Group, Inc.
4.50%, 03/01/28	USD	22	21,416
5.00%, 02/15/32(b)		57	54,052
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(b)		200	196,256
10.38%, 03/31/29(f)	GBP	100	133,087
Carvana Co.(b)(h)
(13.00% PIK), 13.00%, 06/01/30	USD	517	562,467
(14.00% PIK), 14.00%, 06/01/31(g)		1,195	1,407,572
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)		264	279,118
Ford Motor Credit Co. LLC, 4.39%, 01/08/26(g)		1,250	1,239,120
General Motors Co., 6.25%, 10/02/43(g)		2,194	2,251,473
Group 1 Automotive, Inc., 6.38%, 01/15/30(b)		182	184,891
LCM Investments Holdings II LLC(b)
4.88%, 05/01/29		310	297,869
8.25%, 08/01/31(g)		477	506,488
RCI Banque SA, (5-year EUR Swap + 2.85%), 2.63%, 02/18/30(a)(f)	EUR	100	110,232
TML Holdings Pte. Ltd., 4.35%, 06/09/26(f)	USD	200	196,754
Wabash National Corp., 4.50%, 10/15/28(b)(g)		281	257,428
			7,698,223
Banks — 1.3%
Alpha Bank SA, (1-year EUR Swap + 2.43%), 5.00%, 05/12/30(a)(f)	EUR	100	115,639
Banca Monte dei Paschi di Siena SpA, (3-mo. EURIBOR + 2.05%), 4.75%, 03/15/29(a)(f)		100	114,695
Security		Par (000)	Value
Banks (continued)
Banco BPM SpA, (5-year EUR Swap + 3.17%), 2.88%, 06/29/31(a)(f)	EUR	100	$ 109,228
Banco de Credito Social Cooperativo SA(a)(f)
(1-year EURIBOR ICE Swap + 1.70%), 4.13%, 09/03/30		100	112,772
(1-year EURIBOR ICE Swap + 4.27%), 7.50%, 09/14/29		100	126,713
Banco Santander SA, 6.92%, 08/08/33(g)	USD	200	221,310
Bangkok Bank PCL/Hong Kong
5.50%, 09/21/33(b)(g)		271	281,154
(5-year CMT + 4.73%), 5.00%(a)(f)(i)		505	498,940
Barclays Bank PLC, 1.00%, 02/16/29(j)		476	480,165
Commerzbank AG, (5-year EUR Swap + 6.36%), 6.13%(a)(f)(i)	EUR	200	223,260
Deutsche Bank AG/New York, (1-day SOFR + 3.18%), 6.72%, 01/18/29(a)(g)	USD	815	862,788
Freedom Mortgage Corp., 12.25%, 10/01/30(b)		133	148,954
HSBC Holdings PLC, 4.38%, 11/23/26(g)		370	368,446
Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)(g)		200	201,552
JPMorgan Chase & Co., (3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29(a)(g)		2,250	2,197,387
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(f)	EUR	100	115,927
Standard Chartered PLC, (5-year USD ICE Swap + 1.97%), 4.87%, 03/15/33(a)(b)(g)	USD	500	495,615
UBS AG/Stamford CT, 5.00%, 07/09/27(g)		900	919,739
			7,594,284
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(g)		2,160	2,127,263
Biotechnology — 0.2%
Amgen, Inc., 2.80%, 08/15/41(g)		250	189,312
Cidron Aida Finco SARL, 5.00%, 04/01/28(f)	EUR	100	108,126
Gilead Sciences, Inc., 4.75%, 03/01/46(g)	USD	700	669,911
			967,349
Broadline Retail(b) — 0.1%
Rakuten Group, Inc.
11.25%, 02/15/27		283	309,470
9.75%, 04/15/29		474	517,253
			826,723
Building Materials — 1.9%
Builders FirstSource, Inc., 6.38%, 03/01/34(b)		258	267,893
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)(g)		295	298,516
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(b)	EUR	205	239,364
6.38%, 12/15/30(f)		100	116,763
6.63%, 12/15/30(b)(g)	USD	3,738	3,854,233
6.75%, 07/15/31(b)		299	311,814
JELD-WEN, Inc., 7.00%, 09/01/32(b)		531	536,583
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28(g)		103	100,579
9.75%, 07/15/28		103	105,215
Smyrna Ready Mix Concrete LLC(b)
6.00%, 11/01/28(g)		692	694,554
8.88%, 11/15/31		1,171	1,263,150
Standard Building Solutions, Inc., 6.50%, 08/15/32(b)		591	611,953
Standard Industries, Inc.
2.25%, 11/21/26(f)	EUR	131	140,777
5.00%, 02/15/27(b)	USD	94	93,206
4.75%, 01/15/28(b)		6	5,877

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Materials (continued)
Standard Industries, Inc. (continued)
4.38%, 07/15/30(b)(g)	USD	1,068	$ 1,010,865
3.38%, 01/15/31(b)		125	111,355
Summit Materials LLC/Summit Materials Finance Corp.(b)
5.25%, 01/15/29		40	39,559
7.25%, 01/15/31(g)		612	648,291
Wilsonart LLC, 11.00%, 08/15/32(b)		405	405,122
			10,855,669
Building Products — 0.7%
Beacon Roofing Supply, Inc.(b)
4.13%, 05/15/29		122	114,940
6.50%, 08/01/30(g)		325	336,372
Foundation Building Materials, Inc., 6.00%, 03/01/29(b)		78	68,687
GYP Holdings III Corp., 4.63%, 05/01/29(b)		472	449,952
Lowe’s Cos., Inc., 4.65%, 04/15/42(g)		400	374,582
White Cap Buyer LLC, 6.88%, 10/15/28(b)(g)		2,220	2,240,706
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(b)(h)		498	498,317
			4,083,556
Capital Markets — 1.3%
Apollo Debt Solutions BDC, 6.90%, 04/13/29(b)(g)		446	463,638
Ares Capital Corp.(g)
5.88%, 03/01/29		185	189,445
5.95%, 07/15/29		430	441,372
Ares Strategic Income Fund, 02/15/30(b)(k)		420	416,677
Blackstone Private Credit Fund
3.25%, 03/15/27		97	92,443
5.95%, 07/16/29(b)		181	184,292
6.25%, 01/25/31(b)(g)		154	158,202
Blue Owl Capital Corp.
3.75%, 07/22/25(g)		238	235,185
3.40%, 07/15/26		21	20,330
Blue Owl Capital Corp. II, 8.45%, 11/15/26(b)(g)		196	205,792
Blue Owl Credit Income Corp.
7.75%, 09/16/27(g)		395	416,137
6.60%, 09/15/29(b)		145	148,751
6.65%, 03/15/31		430	439,192
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)(g)		273	265,221
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34(b)		195	199,608
HPS Corporate Lending Fund, 6.75%, 01/30/29(b)(g)		285	295,203
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27(g)		1,111	1,064,606
9.75%, 01/15/29(b)		391	405,652
4.38%, 02/01/29(g)		272	237,714
9.00%, 06/15/30(b)		260	262,149
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27(j)		396	398,376
Oaktree Strategic Credit Fund(b)(g)
8.40%, 11/14/28		218	235,823
6.50%, 07/23/29		225	228,502
State Street Corp., Series I, (5-year CMT + 2.61%), 6.70%(a)(i)		355	367,776
			7,372,086
Chemicals — 2.1%
Avient Corp., 6.25%, 11/01/31(b)		202	207,076
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)		358	382,305
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)		245	229,384
Security		Par (000)	Value
Chemicals (continued)
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)	USD	600	$ 595,198
Braskem Idesa SAPI, 6.99%, 02/20/32(b)		305	240,187
Chemours Co.
4.00%, 05/15/26	EUR	100	110,641
5.38%, 05/15/27	USD	310	303,469
5.75%, 11/15/28(b)		182	172,884
4.63%, 11/15/29(b)(g)		309	276,714
Element Solutions, Inc., 3.88%, 09/01/28(b)(g)		2,001	1,907,527
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(f)	EUR	100	111,048
HB Fuller Co., 4.25%, 10/15/28	USD	141	135,215
Herens Holdco SARL, 4.75%, 05/15/28(b)		471	411,077
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)(g)		309	312,400
INEOS Finance PLC, 6.38%, 04/15/29(f)	EUR	100	114,991
INEOS Quattro Finance 2 PLC, 8.50%, 03/15/29(f)		102	120,198
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(h)	USD	366	305,177
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)		170	165,349
Mativ Holdings, Inc., 10/01/29(b)(k)		274	279,665
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		218	212,125
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(f)	EUR	100	119,423
9.75%, 11/15/28(b)(g)	USD	1,403	1,497,364
7.25%, 06/15/31(b)(g)		788	819,977
Sherwin-Williams Co., 4.50%, 06/01/47(g)		310	282,827
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		586	562,567
WR Grace Holdings LLC(b)
4.88%, 06/15/27		177	174,415
5.63%, 08/15/29(g)		1,638	1,538,710
7.38%, 03/01/31		445	466,243
			12,054,156
Commercial Services & Supplies — 6.0%
ADT Security Corp.(b)
4.13%, 08/01/29		35	33,430
4.88%, 07/15/32		173	165,241
Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, 10/15/26(b)		222	222,718
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)(g)		2,098	2,143,080
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29(b)(g)		1,855	1,657,728
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(b)		1,566	1,472,288
4.63%, 06/01/28(b)(g)		900	844,561
4.88%, 06/01/28(f)	GBP	100	123,061
Amber Finco PLC, 6.63%, 07/15/29(f)	EUR	100	116,463
APCOA Group GmbH, 04/15/31(a)(f)(k)		100	111,297
APi Group DE, Inc.(b)
4.13%, 07/15/29	USD	168	157,962
4.75%, 10/15/29		128	122,745
APX Group, Inc., 5.75%, 07/15/29(b)		342	338,598
Block, Inc.
2.75%, 06/01/26		966	936,542
3.50%, 06/01/31(g)		207	188,753
6.50%, 05/15/32(b)(g)		2,980	3,103,128
Boels Topholding BV, 5.75%, 05/15/30(f)	EUR	100	114,398
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)(g)	USD	1,806	1,937,923
Brink’s Co.(b)
6.50%, 06/15/29		208	215,476
6.75%, 06/15/32		313	326,486
Champions Financing, Inc., 8.75%, 02/15/29(b)(g)		155	157,876
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Cimpress PLC, 7.38%, 09/15/32(b)	USD	363	$ 365,940
DP World Salaam, (5-year CMT + 5.75%), 6.00%(a)(f)(i)		200	199,700
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28(b)(g)		993	988,850
7.88%, 12/01/30(b)		937	1,009,447
7.00%, 05/01/31(b)(g)		1,682	1,772,840
7.50%, 06/01/31(b)(g)		770	812,371
7.00%, 06/15/32(b)(g)		754	791,475
04/15/33(k)		533	530,335
Garda World Security Corp.(b)
4.63%, 02/15/27		437	429,061
9.50%, 11/01/27		139	139,183
7.75%, 02/15/28(g)		1,061	1,100,159
6.00%, 06/01/29		143	137,233
8.25%, 08/01/32		512	524,033
Global Payments, Inc., 1.50%, 03/01/31(b)(g)(j)		717	684,735
Grand Canyon University, 5.13%, 10/01/28		249	233,348
Herc Holdings, Inc.(b)(g)
5.50%, 07/15/27		778	777,044
6.63%, 06/15/29		314	325,233
Loxam SAS, 6.38%, 05/31/29(f)	EUR	100	116,324
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(b)	USD	158	151,823
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5.75%, 04/15/26		444	446,026
6.25%, 01/15/28(g)		268	268,072
Q-Park Holding I BV, 5.13%, 02/15/30(f)	EUR	100	113,541
RR Donnelley & Sons Co., 9.50%, 08/01/29(b)	USD	354	357,013
Service Corp. International
5.13%, 06/01/29(g)		107	106,856
3.38%, 08/15/30		13	11,782
4.00%, 05/15/31(g)		503	465,445
5.75%, 10/15/32		1,260	1,268,251
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(b)
4.63%, 11/01/26		467	462,187
6.75%, 08/15/32(g)		1,364	1,424,066
Shift4 Payments, Inc., 0.00%, 12/15/25(j)(l)		219	266,194
Sotheby’s, 7.38%, 10/15/27(b)(g)		1,016	977,844
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)(g)		690	604,772
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26(b)(g)		520	517,185
United Rentals North America, Inc.
5.50%, 05/15/27		173	173,280
6.13%, 03/15/34(b)		231	238,726
Verisure Holding AB, 9.25%, 10/15/27(f)	EUR	100	116,742
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)	USD	823	867,029
Williams Scotsman, Inc.(b)
6.63%, 06/15/29		149	153,409
7.38%, 10/01/31		364	384,734
			34,802,042
Construction & Engineering — 0.6%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(b)(g)		320	254,099
Arcosa, Inc.(b)
4.38%, 04/15/29		477	457,228
6.88%, 08/15/32		75	78,490
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)		2,142	2,293,763
Security		Par (000)	Value
Construction & Engineering (continued)
Cellnex Telecom SA, Series CLNX, 2.13%, 08/11/30(f)	EUR	100	$ 118,122
Heathrow Finance PLC, 4.13%, 09/01/29(f)(m)	GBP	100	122,331
			3,324,033
Consumer Finance — 0.6%
Bread Financial Holdings, Inc., 9.75%, 03/15/29(b)	USD	107	113,073
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		332	335,169
Navient Corp.
5.50%, 03/15/29(g)		268	259,979
9.38%, 07/25/30		241	267,339
OneMain Finance Corp.
3.50%, 01/15/27(g)		389	371,814
6.63%, 01/15/28		285	290,183
9.00%, 01/15/29(g)		411	435,523
5.38%, 11/15/29		93	89,370
7.88%, 03/15/30		508	531,057
4.00%, 09/15/30		231	205,747
7.50%, 05/15/31		142	146,171
7.13%, 11/15/31		248	250,979
Raymond James Financial, Inc., 4.95%, 07/15/46(g)		400	386,471
			3,682,875
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.25%, 03/15/26		65	62,853
7.50%, 03/15/26		127	128,096
4.63%, 01/15/27		1,035	1,006,912
5.88%, 02/15/28		348	349,554
6.50%, 02/15/28		128	130,330
3.50%, 03/15/29		309	288,118
4.88%, 02/15/30(g)		261	256,789
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(f)	GBP	104	137,613
Bubbles Bidco SpA, 09/30/31(a)(f)(k)	EUR	100	111,037
Dufry One BV, 4.75%, 04/18/31(f)		100	115,012
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 6.95%, 07/01/29(a)(f)		100	111,872
Walgreens Boots Alliance, Inc., 8.13%, 08/15/29	USD	128	127,754
			2,825,940
Containers & Packaging — 2.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
6.00%, 06/15/27		736	741,290
3.25%, 09/01/28		200	183,076
4.00%, 09/01/29(g)		2,000	1,785,236
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(f)	EUR	243	233,998
4.13%, 08/15/26(b)	USD	1,124	1,013,224
Canpack SA/Canpack U.S. LLC, 3.13%, 11/01/25(b)(g)		211	205,725
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29(g)		864	872,194
6.88%, 01/15/30		627	640,313
8.75%, 04/15/30(g)		1,004	1,019,505
Crown Americas LLC, 5.25%, 04/01/30		31	31,299
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		74	72,830
Fiber Bidco SpA, 6.13%, 06/15/31(f)	EUR	100	110,758
Graphic Packaging International LLC, 2.63%, 02/01/29(f)		195	202,872
LABL, Inc.(b)
6.75%, 07/15/26	USD	92	91,924

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Containers & Packaging (continued)
LABL, Inc.(b) (continued)
5.88%, 11/01/28	USD	181	$ 169,515
9.50%, 11/01/28		567	585,869
10/01/31(k)		507	503,125
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/27(g)		4,853	5,014,011
9.25%, 04/15/27		218	223,532
OI European Group BV
6.25%, 05/15/28(b)	EUR	150	173,903
5.25%, 06/01/29(f)		100	113,676
Owens-Brockway Glass Container, Inc.(b)
6.63%, 05/13/27	USD	51	51,240
7.25%, 05/15/31(g)		164	168,483
Sealed Air Corp.(b)
5.00%, 04/15/29		77	75,835
6.50%, 07/15/32		248	255,729
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)(g)		110	111,842
Trident TPI Holdings, Inc., 12.75%, 12/31/28(b)		16	17,762
			14,668,766
Diversified REITs — 1.2%
American Tower Corp., 2.30%, 09/15/31(g)		1,000	860,458
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)(g)		268	283,914
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		353	340,246
Iron Mountain U.K. PLC, 3.88%, 11/15/25(f)	GBP	100	131,857
Iron Mountain, Inc.(b)
7.00%, 02/15/29	USD	889	926,615
5.25%, 07/15/30		31	30,609
5.63%, 07/15/32		89	88,772
SBA Communications Corp.
3.13%, 02/01/29(g)		1,435	1,326,363
3.88%, 02/15/27		73	71,143
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(b)
10.50%, 02/15/28(g)		2,159	2,304,530
10.50%, 02/15/28		539	575,332
			6,939,839
Diversified Telecommunication Services — 5.3%
Altice Financing SA(b)
9.63%, 07/15/27		667	649,637
5.75%, 08/15/29		1,198	962,759
Altice France SA(b)
5.50%, 01/15/28		357	259,593
5.13%, 01/15/29		200	140,466
5.13%, 07/15/29		1,976	1,389,559
AT&T, Inc.(g)
4.65%, 06/01/44		111	100,846
4.75%, 05/15/46		2,545	2,381,391
CommScope, Inc., 4.75%, 09/01/29(b)(g)		387	325,080
Connect Finco SARL/Connect U.S. Finco LLC(b)
6.75%, 10/01/26(g)		500	500,000
9.00%, 09/15/29		1,044	1,010,315
Corning, Inc., 4.38%, 11/15/57(g)		1,915	1,629,904
Frontier Communications Holdings LLC(b)
5.88%, 10/15/27		405	406,647
5.00%, 05/01/28		1,139	1,128,726
8.75%, 05/15/30(g)		2,035	2,168,626
8.63%, 03/15/31		331	356,848
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Iliad Holding SASU
6.50%, 10/15/26(b)(g)	USD	831	$ 840,059
7.00%, 10/15/28(b)(g)		238	242,122
6.88%, 04/15/31(f)	EUR	100	118,272
8.50%, 04/15/31(b)	USD	1,050	1,129,386
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(f)	EUR	117	130,076
Kenbourne Invest SA, 6.88%, 11/26/24(b)(d)(n)	USD	243	145,800
Level 3 Financing, Inc.(b)
10.50%, 04/15/29(g)		1,471	1,603,462
4.88%, 06/15/29(g)		591	496,440
11.00%, 11/15/29(g)		1,728	1,914,404
10.50%, 05/15/30(g)		1,772	1,907,115
10.75%, 12/15/30		64	69,798
Lorca Telecom Bondco SA, 5.75%, 04/30/29(f)	EUR	100	116,187
Lumen Technologies, Inc.(b)
4.13%, 04/15/29	USD	258	217,195
4.13%, 04/15/30		259	208,737
Network i2i Ltd., (5-year CMT + 4.27%), 5.65%(a)(f)(i)		250	249,425
Optics Bidco SpA(b)
6.00%, 09/30/34		897	908,050
7.20%, 07/18/36		358	385,268
Sable International Finance Ltd.(b)
5.75%, 09/07/27(g)		200	198,876
10/15/32(k)		632	633,283
SoftBank Group Corp.(f)
4.50%, 04/20/25	EUR	100	111,315
3.38%, 07/06/29		100	104,347
3.88%, 07/06/32		100	102,250
Telecom Italia SpA/Milano, 2.75%, 04/15/25(f)		100	110,647
Verizon Communications, Inc.(g)
4.50%, 08/10/33	USD	500	494,059
3.70%, 03/22/61		1,250	946,002
VF Ukraine PAT via VFU Funding PLC, 6.20%, 02/11/25(f)		208	186,680
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(f)	GBP	100	119,657
4.50%, 07/15/31(f)		100	115,312
4.75%, 07/15/31(b)	USD	362	322,190
7.75%, 04/15/32(b)		252	258,673
Windstream Escrow LLC/Windstream Escrow Finance Corp.(b)
7.75%, 08/15/28		512	512,481
10/01/31(k)		321	326,339
Zayo Group Holdings, Inc.(b)(g)
4.00%, 03/01/27		1,819	1,626,992
6.13%, 03/01/28		560	464,800
Zegona Finance PLC, 6.75%, 07/15/29(f)	EUR	100	116,185
			30,842,281
Electric Utilities — 2.2%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(f)(g)	USD	215	193,964
Alpha Generation LLC, 6.75%, 10/15/32(b)		433	439,104
Calpine Corp.(b)
5.25%, 06/01/26		195	194,234
5.13%, 03/15/28(g)		1,281	1,263,185
5.00%, 02/01/31		88	85,205
Clearway Energy Operating LLC, 4.75%, 03/15/28(b)		53	52,006
Duke Energy Corp., 4.80%, 12/15/45(g)		1,500	1,389,832
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(i)		3,040	3,009,883
EDP SA, (5-year EURIBOR ICE Swap + 2.40%), 4.63%, 09/16/54(a)(f)	EUR	100	111,595
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Enel Finance International NV, 3.63%, 05/25/27(b)(g)	USD	1,250	$ 1,226,725
Lightning Power LLC, 7.25%, 08/15/32(b)		126	132,494
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(f)		211	204,047
NextEra Energy Operating Partners LP(b)
3.88%, 10/15/26		86	83,772
7.25%, 01/15/29		219	230,909
NRG Energy, Inc.
6.63%, 01/15/27		958	959,373
7.00%, 03/15/33(b)(g)		134	148,855
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		407	393,727
Pike Corp., 8.63%, 01/31/31(b)		117	125,098
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(f)		157	159,683
Talen Energy Supply LLC, 8.63%, 06/01/30(b)		174	189,629
TransAlta Corp., 7.75%, 11/15/29		63	66,545
Virginia Electric and Power Co., Series A, 6.00%, 05/15/37(g)		750	820,912
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(b)(i)		240	251,409
Vistra Operations Co. LLC(b)
7.75%, 10/15/31		480	516,767
6.88%, 04/15/32		507	533,328
			12,782,281
Electronic Equipment, Instruments & Components — 0.7%
CDW LLC/CDW Finance Corp., 5.55%, 08/22/34(g)		239	244,531
Coherent Corp., 5.00%, 12/15/29(b)(g)		610	596,439
EquipmentShare.com, Inc., 8.00%, 03/15/33(b)		177	181,192
Imola Merger Corp., 4.75%, 05/15/29(b)		582	567,902
Nexans SA, 4.25%, 03/11/30(f)	EUR	100	113,664
Sensata Technologies, Inc.(b)
4.38%, 02/15/30	USD	1,066	1,018,742
3.75%, 02/15/31		26	23,804
6.63%, 07/15/32		500	521,281
WESCO Distribution, Inc.(b)
7.25%, 06/15/28(g)		414	423,932
6.38%, 03/15/29(g)		182	188,026
6.63%, 03/15/32		245	255,193
Zebra Technologies Corp., 6.50%, 06/01/32(b)		154	160,783
			4,295,489
Energy Equipment & Services — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		113	113,354
6.25%, 04/01/28(g)		1,088	1,093,406
6.63%, 09/01/32		639	655,289
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)		685	708,909
Oceaneering International, Inc., 6.00%, 02/01/28		92	92,176
Star Holding LLC, 8.75%, 08/01/31(b)		340	324,224
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27		637	642,385
7.13%, 03/15/29(b)(g)		553	569,563
Weatherford International Ltd., 8.63%, 04/30/30(b)(g)		472	491,834
			4,691,140
Entertainment — 2.7%
Banijay Entertainment SASU, 8.13%, 05/01/29(b)		200	207,869
Boyne USA, Inc., 4.75%, 05/15/29(b)(g)		465	447,019
Caesars Entertainment, Inc.(b)(g)
8.13%, 07/01/27		677	690,940
7.00%, 02/15/30		2,112	2,206,398
Security		Par (000)	Value
Entertainment (continued)
Caesars Entertainment, Inc.(b)(g) (continued)
6.50%, 02/15/32	USD	892	$ 922,697
Churchill Downs, Inc.(b)
5.50%, 04/01/27(g)		527	525,014
4.75%, 01/15/28		618	605,945
5.75%, 04/01/30		1,073	1,074,175
6.75%, 05/01/31(g)		528	545,243
Cinemark USA, Inc., 7.00%, 08/01/32(b)(g)		148	154,506
Cirsa Finance International SARL, (3-mo. EURIBOR + 4.50%), 8.14%, 07/31/28(a)(f)	EUR	100	112,433
CPUK Finance Ltd., 4.50%, 08/28/27(f)	GBP	100	125,673
Flutter Treasury DAC, 6.38%, 04/29/29(b)	USD	224	231,935
Inter Media and Communication SpA, 6.75%, 02/09/27(f)	EUR	99	111,858
Light & Wonder International, Inc.(b)
7.00%, 05/15/28	USD	190	191,664
7.25%, 11/15/29		213	220,375
7.50%, 09/01/31		272	285,295
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(b)		303	272,008
Live Nation Entertainment, Inc.(b)
4.75%, 10/15/27(g)		555	547,152
3.75%, 01/15/28		253	243,108
Lottomatica SpA/Roma, (3-mo. EURIBOR + 4.00%), 7.51%, 12/15/30(a)(f)	EUR	100	112,175
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(b)	USD	392	393,527
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)		600	592,761
Odeon Finco PLC, 12.75%, 11/01/27(b)		400	420,312
Pinewood Finco PLC, 6.00%, 03/27/30(f)	GBP	100	134,068
Playtika Holding Corp., 4.25%, 03/15/29(b)	USD	101	92,693
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		148	110,711
5.88%, 09/01/31		214	146,062
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)		280	277,886
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)(g)		475	491,967
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/32(b)		1,100	1,139,163
Vail Resorts, Inc., 6.50%, 05/15/32(b)(g)		479	500,516
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29(g)		1,011	998,861
7.13%, 02/15/31(g)		617	665,680
6.25%, 03/15/33		244	247,183
			16,044,872
Environmental, Maintenance & Security Service — 1.1%
Clean Harbors, Inc.(b)
4.88%, 07/15/27		215	211,949
5.13%, 07/15/29		149	147,129
6.38%, 02/01/31		87	89,124
GFL Environmental, Inc.(b)
3.75%, 08/01/25		402	398,774
4.00%, 08/01/28		567	544,543
3.50%, 09/01/28		259	246,579
4.75%, 06/15/29(g)		483	471,146
4.38%, 08/15/29(g)		519	497,468
6.75%, 01/15/31		621	651,325
Madison IAQ LLC(b)
4.13%, 06/30/28		320	308,791

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Madison IAQ LLC(b) (continued)
5.88%, 06/30/29(g)	USD	689	$ 670,785
Paprec Holding SA, 7.25%, 11/17/29(f)	EUR	100	118,250
Reworld Holding Corp.
4.88%, 12/01/29(b)(g)	USD	181	170,383
5.00%, 09/01/30		91	85,352
Waste Pro USA, Inc., 5.50%, 02/15/26(b)(g)		1,690	1,681,570
Wrangler Holdco Corp., 6.63%, 04/01/32(b)		174	180,860
			6,474,028
Financial Services — 1.8%
Enact Holdings, Inc., 6.25%, 05/28/29(g)		113	117,324
Freedom Mortgage Holdings LLC(b)
9.25%, 02/01/29		511	531,157
9.13%, 05/15/31		359	369,091
GGAM Finance Ltd.(b)
7.75%, 05/15/26		58	59,307
8.00%, 02/15/27		425	444,130
8.00%, 06/15/28		177	189,719
6.88%, 04/15/29		341	354,736
5.88%, 03/15/30		281	281,368
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)		177	179,779
Intrum AB, 3.00%, 09/15/27(f)	EUR	100	84,043
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)(g)	USD	415	394,586
Macquarie Airfinance Holdings Ltd.(b)
6.40%, 03/26/29		85	88,467
8.13%, 03/30/29(g)		327	346,326
6.50%, 03/26/31(g)		220	232,229
Nationstar Mortgage Holdings, Inc.(b)
5.00%, 02/01/26		1,902	1,892,771
6.00%, 01/15/27(g)		101	101,012
6.50%, 08/01/29		696	707,712
5.13%, 12/15/30(g)		269	258,052
5.75%, 11/15/31(g)		170	166,527
7.13%, 02/01/32(g)		942	983,777
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29		367	391,339
7.13%, 11/15/30		366	378,970
ProGroup AG, 5.13%, 04/15/29(f)	EUR	100	108,951
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26(g)	USD	1,335	1,281,703
3.88%, 03/01/31(g)		201	185,069
4.00%, 10/15/33		104	92,902
Titanium 2l Bondco SARL, (6.25% PIK), 6.25%, 01/14/31(h)	EUR	218	68,071
			10,289,118
Food Products — 1.7%
Aramark International Finance SARL, 3.13%, 04/01/25(f)		200	221,434
Aramark Services, Inc., 5.00%, 02/01/28(b)(g)	USD	1,207	1,203,119
B&G Foods, Inc., 8.00%, 09/15/28(b)		118	123,434
BRF GmbH, 4.35%, 09/29/26(f)		200	195,150
Chobani LLC/Chobani Finance Corp., Inc.(b)(g)
4.63%, 11/15/28		1,233	1,200,771
7.63%, 07/01/29		1,528	1,604,585
Darling Global Finance BV, 3.63%, 05/15/26(f)	EUR	156	172,835
Darling Ingredients, Inc., 6.00%, 06/15/30(b)(g)	USD	557	562,299
Fiesta Purchaser, Inc.(b)
7.88%, 03/01/31		136	144,278
Security		Par (000)	Value
Food Products (continued)
Fiesta Purchaser, Inc.(b) (continued)
9.63%, 09/15/32	USD	173	$ 179,079
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)		115	119,590
Lamb Weston Holdings, Inc.(b)(g)
4.13%, 01/31/30		368	345,170
4.38%, 01/31/32		474	439,672
Performance Food Group, Inc.(b)
4.25%, 08/01/29(g)		383	364,212
6.13%, 09/15/32		707	722,452
Post Holdings, Inc.(b)
4.63%, 04/15/30(g)		397	379,873
4.50%, 09/15/31		42	39,237
6.25%, 02/15/32		359	369,665
6.38%, 03/01/33		323	328,271
10/15/34(k)		267	268,683
Premier Foods Finance PLC, 3.50%, 10/15/26(f)	GBP	100	130,687
U.S. Foods, Inc.(b)
6.88%, 09/15/28	USD	185	192,821
4.75%, 02/15/29		427	416,297
4.63%, 06/01/30		51	49,271
7.25%, 01/15/32		306	323,854
United Natural Foods, Inc., 6.75%, 10/15/28(b)		118	112,541
			10,209,280
Gas Utilities — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(b)		94	98,712
Ground Transportation — 0.6%
Brightline East LLC, 11.00%, 01/31/30(b)(g)		289	245,664
Burlington Northern Santa Fe LLC, 4.38%, 09/01/42(g)		500	466,469
Genesee & Wyoming, Inc., 6.25%, 04/15/32(b)		568	584,102
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)(g)		1,686	1,706,908
Union Pacific Corp., 3.20%, 05/20/41(g)		275	222,809
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32(b)		180	187,609
			3,413,561
Health Care Equipment & Supplies — 1.2%
Avantor Funding, Inc.
2.63%, 11/01/25(f)	EUR	300	331,090
4.63%, 07/15/28(b)(g)	USD	1,050	1,026,262
3.88%, 11/01/29(b)		31	29,331
Bausch & Lomb Corp., 8.38%, 10/01/28(b)(g)		1,581	1,671,907
Medline Borrower LP(b)
3.88%, 04/01/29		888	840,727
5.25%, 10/01/29(g)		1,866	1,830,887
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)		770	793,355
Neogen Food Safety Corp., 8.63%, 07/20/30(b)		254	281,135
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)		259	268,974
			7,073,668
Health Care Providers & Services — 3.0%
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		442	432,251
Catalent Pharma Solutions, Inc.(b)
5.00%, 07/15/27(g)		683	679,618
3.13%, 02/15/29		313	307,460
3.50%, 04/01/30		453	445,596
Charles River Laboratories International, Inc., 4.00%, 03/15/31(b)		55	50,702
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27(g)		961	945,690
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
CHS/Community Health Systems, Inc.(b) (continued)
6.00%, 01/15/29(g)	USD	769	$ 746,538
5.25%, 05/15/30(g)		1,146	1,054,670
4.75%, 02/15/31(g)		506	444,798
10.88%, 01/15/32		943	1,039,172
Concentra Escrow Issuer Corp., 6.88%, 07/15/32(b)		504	529,963
DaVita, Inc., 6.88%, 09/01/32(b)		237	244,834
Encompass Health Corp.
4.75%, 02/01/30(g)		380	371,420
4.63%, 04/01/31		303	290,138
Ephios Subco 3 SARL, 7.88%, 01/31/31(f)	EUR	100	120,008
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)(g)	USD	197	198,293
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)		173	174,440
HCA, Inc., 5.45%, 09/15/34		115	118,328
HealthEquity, Inc., 4.50%, 10/01/29(b)		988	954,840
IQVIA, Inc.(b)
5.00%, 10/15/26(g)		348	347,042
6.50%, 05/15/30		274	285,877
LifePoint Health, Inc.(b)(g)
9.88%, 08/15/30		445	489,947
11.00%, 10/15/30		949	1,070,838
10.00%, 06/01/32		359	394,673
Molina Healthcare, Inc.(b)
4.38%, 06/15/28		59	57,358
3.88%, 11/15/30		321	298,183
3.88%, 05/15/32(g)		213	194,794
Northwell Healthcare, Inc., 4.26%, 11/01/47(g)		686	591,436
Star Parent, Inc., 9.00%, 10/01/30(b)(g)		1,126	1,208,850
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)(g)		884	922,695
Tenet Healthcare Corp.
6.13%, 06/15/30		320	325,229
6.75%, 05/15/31(g)		1,097	1,143,481
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)(g)		333	344,908
UnitedHealth Group, Inc., 4.38%, 03/15/42(g)		750	701,837
			17,525,907
Health Care REITs — 0.3%
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26	GBP	382	461,112
5.25%, 08/01/26	USD	72	68,555
5.00%, 10/15/27		58	52,030
4.63%, 08/01/29(g)		208	167,301
3.50%, 03/15/31		1,185	865,384
			1,614,382
Hotel & Resort REITs — 0.9%
Host Hotels & Resorts LP, 5.50%, 04/15/35(g)		298	302,320
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		295	306,646
Pebblebrook Hotel LP/PEB Finance Corp., 10/15/29(b)(k)		158	159,045
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		17	16,793
7.25%, 07/15/28(b)		356	372,511
4.50%, 02/15/29(b)		142	137,397
6.50%, 04/01/32(b)(g)		1,283	1,325,885
Service Properties Trust(g)
8.63%, 11/15/31(b)		1,753	1,906,316
8.88%, 06/15/32		604	576,951
			5,103,864
Hotels, Restaurants & Leisure — 4.4%
1011778 BC ULC/New Red Finance, Inc., 5.63%, 09/15/29(b)		252	255,641
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Acushnet Co., 7.38%, 10/15/28(b)	USD	44	$ 46,383
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 7.49%, 07/18/30(a)(f)	EUR	100	112,108
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
3.88%, 01/15/28	USD	69	66,304
4.38%, 01/15/28(g)		157	152,528
4.00%, 10/15/30		771	710,970
Carnival Corp.(b)
7.63%, 03/01/26		197	198,823
5.75%, 03/01/27		1,084	1,097,824
4.00%, 08/01/28(g)		449	432,243
6.00%, 05/01/29(g)		1,059	1,072,978
7.00%, 08/15/29		148	157,250
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(b)(g)		3,535	3,814,507
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29		412	393,389
6.75%, 01/15/30(g)		172	160,245
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/29(b)		139	131,751
4.88%, 01/15/30(g)		450	444,031
4.00%, 05/01/31(b)		302	282,388
3.63%, 02/15/32(b)		68	61,433
6.13%, 04/01/32(b)(g)		298	306,842
5.88%, 03/15/33(b)		872	888,526
Life Time, Inc.(b)
5.75%, 01/15/26		435	435,412
8.00%, 04/15/26		336	339,129
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)		147	153,810
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)		275	276,871
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		353	343,355
Melco Resorts Finance Ltd.
4.88%, 06/06/25(b)		400	395,875
5.75%, 07/21/28(b)		200	193,250
5.38%, 12/04/29(f)		250	234,688
7.63%, 04/17/32(b)		544	560,116
MGM China Holdings Ltd.
5.88%, 05/15/26(f)		250	249,453
4.75%, 02/01/27(b)		200	194,625
7.13%, 06/26/31(b)		200	206,126
MGM Resorts International, 6.13%, 09/15/29		610	617,592
NCL Corp. Ltd.(b)
5.88%, 03/15/26(g)		360	360,022
8.38%, 02/01/28		173	181,675
8.13%, 01/15/29		159	170,003
7.75%, 02/15/29		80	85,728
6.25%, 03/01/30		402	401,553
NCL Finance Ltd., 6.13%, 03/15/28(b)(g)		333	339,660
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)		185	200,324
Royal Caribbean Cruises Ltd.(b)
4.25%, 07/01/26		92	90,962
5.38%, 07/15/27(g)		173	174,551
5.50%, 04/01/28		152	153,927
5.63%, 09/30/31		1,547	1,567,304
6.25%, 03/15/32(g)		197	204,356
6.00%, 02/01/33		1,235	1,266,102
Sabre GLBL, Inc.(b)
8.63%, 06/01/27(g)		744	731,816
11.25%, 12/15/27		34	35,280
Station Casinos LLC(b)
4.63%, 12/01/31		354	328,269
6.63%, 03/15/32		254	259,650

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
TUI AG, 5.88%, 03/15/29(f)	EUR	100	$ 115,977
Viking Cruises Ltd.(b)
5.88%, 09/15/27	USD	308	307,785
7.00%, 02/15/29		66	66,834
9.13%, 07/15/31		931	1,018,094
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		206	205,321
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)		2	2,002
Wynn Macau Ltd.
5.50%, 01/15/26(b)		200	198,563
5.50%, 01/15/26(f)		200	198,563
5.63%, 08/26/28(b)(g)		963	935,362
5.13%, 12/15/29(b)(g)		610	572,637
Yum! Brands, Inc., 4.75%, 01/15/30(b)		219	216,422
			25,375,208
Household Durables — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30(b)		185	177,247
Beazer Homes USA, Inc., 7.50%, 03/15/31(b)		116	120,366
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		266	254,936
4.88%, 02/15/30		476	448,103
CD&R Smokey Buyer, Inc./Radio Systems Corp., 10/15/29(b)(k)		497	497,472
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		151	159,569
Empire Communities Corp., 9.75%, 05/01/29(b)		103	109,973
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29(b)		440	489,399
LG Electronics, Inc., 5.63%, 04/24/27(b)(g)		200	205,080
LGI Homes, Inc., 8.75%, 12/15/28(b)		116	124,226
Meritage Homes Corp., 1.75%, 05/15/28(b)(j)		35	39,848
New Home Co., Inc., 9.25%, 10/01/29(b)		296	311,880
Scotts Miracle-Gro Co.
4.50%, 10/15/29		115	110,584
4.38%, 02/01/32		32	29,655
STL Holding Co. LLC, 8.75%, 02/15/29(b)		158	168,081
Taylor Morrison Communities, Inc., 5.13%, 08/01/30(b)		75	74,515
Tempur Sealy International, Inc., 3.88%, 10/15/31(b)		66	58,830
			3,379,764
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 02/01/28		20	19,816
4.13%, 10/15/30(g)		244	226,835
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31(b)		78	78,293
Spectrum Brands, Inc.(b)
3.38%, 06/01/29(j)		251	259,846
3.88%, 03/15/31		19	16,634
			601,424
Independent Power and Renewable Electricity Producers — 0.0%
SCC Power PLC, (4.00% Cash and 4.00% PIK), 8.00%, 12/31/28(b)(h)		176	66,742
Industrial Conglomerates — 0.0%
Amsted Industries, Inc., 5.63%, 07/01/27(b)		84	83,775
Insurance — 5.7%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/30(b)		355	365,329
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
4.25%, 10/15/27		2,111	2,020,890
6.75%, 10/15/27(g)		1,930	1,922,762
6.75%, 04/15/28		180	182,915
Security		Par (000)	Value
Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b) (continued)
5.88%, 11/01/29(g)	USD	1,586	$ 1,522,975
7.00%, 01/15/31		1,201	1,234,139
7.38%, 10/01/32		1,202	1,218,651
AmWINS Group, Inc.(b)
6.38%, 02/15/29		182	186,440
4.88%, 06/30/29		232	222,463
Ardonagh Finco Ltd.
6.88%, 02/15/31(f)	EUR	200	225,691
7.75%, 02/15/31(b)	USD	915	945,857
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)		819	846,444
AssuredPartners, Inc., 7.50%, 02/15/32(b)		504	517,987
AXA SA, (5-year EURIBOR ICE Swap + 3.84%), 6.38%(a)(f)(i)	EUR	100	116,356
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)	USD	103	108,377
Berkshire Hathaway Finance Corp., 4.40%, 05/15/42(g)		250	245,263
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(b)
7.25%, 02/15/31		2,497	2,591,049
8.13%, 02/15/32		1,048	1,077,314
HUB International Ltd.(b)(g)
7.25%, 06/15/30		4,588	4,780,147
7.38%, 01/31/32		5,518	5,697,859
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		903	966,124
10.50%, 12/15/30		567	616,602
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)		3,781	3,965,925
Ryan Specialty LLC(b)
4.38%, 02/01/30		163	157,083
5.88%, 08/01/32		261	265,349
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(b)(g)		700	608,363
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34(f)	EUR	100	113,624
USI, Inc./New York, 7.50%, 01/15/32(b)(g)	USD	611	632,965
			33,354,943
Interactive Media & Services(f) — 0.0%
iliad SA
5.38%, 06/14/27	EUR	100	115,520
5.63%, 02/15/30		100	117,582
			233,102
Internet Software & Services — 0.6%
Acuris Finance U.S., Inc./Acuris Finance SARL(b)
5.00%, 05/01/28	USD	514	470,761
9.00%, 08/01/29		200	201,000
Cablevision Lightpath LLC(b)
3.88%, 09/15/27		418	397,882
5.63%, 09/15/28		401	376,610
ION Trading Technologies SARL, 9.50%, 05/30/29(b)		200	204,734
Match Group Holdings II LLC(b)
5.63%, 02/15/29(g)		209	209,050
4.13%, 08/01/30		262	245,431
3.63%, 10/01/31(g)		564	505,064
Uber Technologies, Inc.(j)
0.00%, 12/15/25(l)		215	237,038
Series 2028, 0.88%, 12/01/28(b)		771	965,292
			3,812,862
IT Services(b) — 0.4%
Amentum Escrow Corp., 7.25%, 08/01/32		368	384,057
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
IT Services (continued)
CA Magnum Holdings, 5.38%, 10/31/26	USD	488	$ 481,114
Insight Enterprises, Inc., 6.63%, 05/15/32		210	219,195
KBR, Inc., 4.75%, 09/30/28		306	292,571
McAfee Corp., 7.38%, 02/15/30(g)		851	830,029
Science Applications International Corp., 4.88%, 04/01/28		377	369,170
			2,576,136
Machinery — 1.5%
Chart Industries, Inc.(b)
7.50%, 01/01/30(g)		876	923,239
9.50%, 01/01/31		102	111,172
Esab Corp., 6.25%, 04/15/29(b)		350	359,470
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28(b)		170	136,168
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, 9.00%, 02/15/29(b)		1,066	1,112,383
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 7.44%, 04/15/29(a)(f)	EUR	100	112,578
Manitowoc Co., Inc., 9.25%, 10/01/31(b)	USD	175	179,375
Terex Corp.(b)
5.00%, 05/15/29		421	410,919
10/15/32(k)		296	296,000
TK Elevator Holdco GmbH
6.63%, 07/15/28(f)	EUR	167	185,875
7.63%, 07/15/28(b)	USD	1,033	1,039,591
TK Elevator Midco GmbH, 4.38%, 07/15/27(f)	EUR	372	410,638
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)(g)	USD	2,566	2,538,305
Vertiv Group Corp., 4.13%, 11/15/28(b)(g)		847	818,619
			8,634,332
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28(b)		100	102,933
Media — 4.2%
Cable One, Inc.
0.00%, 03/15/26(j)(l)		114	104,310
1.13%, 03/15/28(j)		1,006	809,458
4.00%, 11/15/30(b)		24	19,131
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
5.13%, 05/01/27(g)		711	699,778
5.38%, 06/01/29		76	73,241
6.38%, 09/01/29(g)		1,472	1,473,744
4.75%, 03/01/30(g)		126	115,899
4.25%, 02/01/31(g)		632	557,253
7.38%, 03/01/31(g)		2,275	2,329,313
4.25%, 01/15/34(g)		578	474,110
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45(g)		3,000	2,894,082
CSC Holdings LLC(b)
5.38%, 02/01/28		600	505,420
11.25%, 05/15/28		1,200	1,158,380
11.75%, 01/31/29		1,200	1,159,909
3.38%, 02/15/31		200	141,810
4.50%, 11/15/31		200	145,598
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)(g)		1,274	1,250,854
DISH DBS Corp.(b)
5.25%, 12/01/26		1,285	1,187,499
5.75%, 12/01/28		610	532,970
DISH Network Corp., 11.75%, 11/15/27(b)		1,243	1,304,566
GCI LLC, 4.75%, 10/15/28(b)		136	130,600
Gray Television, Inc., 10.50%, 07/15/29(b)(g)		906	946,284
Security		Par (000)	Value
Media (continued)
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)	USD	580	$ 530,716
Midcontinent Communications, 8.00%, 08/15/32(b)		495	503,820
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(b)		421	359,166
Sirius XM Radio, Inc.(b)
3.13%, 09/01/26		58	56,037
5.00%, 08/01/27		983	967,052
4.00%, 07/15/28		96	90,571
Sunrise FinCo I BV, 4.88%, 07/15/31(b)(g)		794	751,267
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(f)(h)	EUR	105	92,044
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	400	391,000
Univision Communications, Inc.(b)
6.63%, 06/01/27(g)		568	568,695
8.00%, 08/15/28		850	869,095
07/31/31(g)(k)		520	521,162
VZ Secured Financing BV, 3.50%, 01/15/32(f)	EUR	100	102,602
Ziggo Bond Co. BV, 5.13%, 02/28/30(b)	USD	295	271,928
Ziggo BV, 4.88%, 01/15/30(b)(g)		217	206,197
			24,295,561
Metals & Mining — 3.0%
Advanced Drainage Systems, Inc.(b)
5.00%, 09/30/27		306	302,394
6.38%, 06/15/30		522	533,209
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30(g)		200	185,626
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		312	334,802
11.50%, 10/01/31(g)		1,113	1,257,933
ATI, Inc.
5.88%, 12/01/27(g)		157	156,794
4.88%, 10/01/29		129	124,681
7.25%, 08/15/30(g)		634	675,107
5.13%, 10/01/31		350	339,996
BHP Billiton Finance USA Ltd., 4.13%, 02/24/42(g)		250	226,403
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)(g)		1,674	1,695,943
Carpenter Technology Corp., 7.63%, 03/15/30		463	484,795
Constellium SE
5.63%, 06/15/28(b)		250	249,463
3.75%, 04/15/29(b)(g)		2,013	1,879,860
5.38%, 08/15/32(f)	EUR	100	114,543
6.38%, 08/15/32(b)	USD	422	433,109
First Quantum Minerals Ltd., 9.38%, 03/01/29(b)		794	841,640
Kaiser Aluminum Corp.(b)(g)
4.63%, 03/01/28		351	339,468
4.50%, 06/01/31		1,094	1,000,913
Metinvest BV, 7.65%, 10/01/27(f)		200	136,000
New Gold, Inc., 7.50%, 07/15/27(b)		961	979,989
Novelis Corp.(b)
3.25%, 11/15/26(g)		1,113	1,074,015
4.75%, 01/30/30(g)		1,100	1,066,457
3.88%, 08/15/31		1,372	1,254,230
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(f)	EUR	300	318,836
Rio Tinto Finance USA PLC, 4.75%, 03/22/42(g)	USD	400	392,440
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)		155	148,704
Samarco Mineracao SA, (9.00% PIK), 9.00%, 06/30/31(f)(h)		78	72,215
Vale Overseas Ltd., 6.40%, 06/28/54		55	57,761

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Metals & Mining (continued)
Vallourec SACA, 7.50%, 04/15/32(b)	USD	417	$ 442,343
Vedanta Resources Finance II PLC, 13.88%, 01/21/27(f)		94	94,028
Volcan Cia Minera SAA, 8.75%, 01/24/30(b)		29	25,008
			17,238,705
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.2%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27		220	214,593
4.75%, 06/15/29		85	83,017
7.00%, 07/15/31		297	314,888
Starwood Property Trust, Inc.
7.25%, 04/01/29		226	236,975
04/15/30(k)		115	115,047
			964,520
Oil, Gas & Consumable Fuels — 11.5%
Aethon United BR LP/Aethon United Finance Corp.(b)
8.25%, 02/15/26		774	783,146
10/01/29(k)		504	510,678
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.75%, 01/15/28		75	75,116
5.38%, 06/15/29(g)		263	260,235
6.63%, 02/01/32		383	396,400
Apache Corp., 4.75%, 04/15/43(g)		800	660,501
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		272	325,162
8.25%, 12/31/28(g)		763	781,674
Baytex Energy Corp., 8.50%, 04/30/30(b)		98	101,569
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
7.00%, 07/15/29		296	307,717
7.25%, 07/15/32		238	249,757
Borr IHC Ltd./Borr Finance LLC(b)
10.00%, 11/15/28(g)		207	213,607
10.38%, 11/15/30		250	263,396
Buckeye Partners LP
4.13%, 03/01/25(b)		232	230,072
6.88%, 07/01/29(b)		129	132,170
5.85%, 11/15/43		182	162,722
5.60%, 10/15/44		117	100,132
Chesapeake Energy Corp., 5.88%, 02/01/29(b)		53	53,271
CITGO Petroleum Corp., 8.38%, 01/15/29(b)		939	977,078
Civitas Resources, Inc.(b)
8.38%, 07/01/28		556	577,945
8.63%, 11/01/30(g)		336	355,984
8.75%, 07/01/31(g)		783	828,835
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		124	115,948
Comstock Resources, Inc.(b)
6.75%, 03/01/29(g)		436	425,667
6.75%, 03/01/29		180	175,182
5.88%, 01/15/30(g)		1,195	1,117,430
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)(g)		2,219	2,176,453
Crescent Energy Finance LLC(b)
7.63%, 04/01/32(g)		551	551,174
7.38%, 01/15/33		810	797,221
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		290	303,009
DT Midstream, Inc.(b)
4.13%, 06/15/29		415	396,965
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
DT Midstream, Inc.(b) (continued)
4.38%, 06/15/31(g)	USD	527	$ 498,860
Ecopetrol SA, 8.38%, 01/19/36		90	91,800
eG Global Finance PLC, 12.00%, 11/30/28(b)		391	436,380
Empresa Nacional del Petroleo, 6.15%, 05/10/33(b)(g)		200	212,376
Enbridge, Inc.(a)
(3-mo. CME Term SOFR + 3.90%), 6.25%, 03/01/78(g)		1,865	1,863,254
(5-year CMT + 4.43%), 8.50%, 01/15/84		257	287,454
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(b)		299	314,469
Energy Transfer LP
6.13%, 12/15/45(g)		500	521,814
5.30%, 04/15/47(g)		350	329,808
(5-year CMT + 4.02%), 8.00%, 05/15/54(a)(g)		829	891,978
Series H, (5-year CMT + 5.69%), 6.50%(a)(i)		4,521	4,510,184
EQM Midstream Partners LP(b)
4.50%, 01/15/29		34	33,261
6.38%, 04/01/29		452	466,698
7.50%, 06/01/30		108	118,609
4.75%, 01/15/31(g)		804	778,519
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28(g)		227	229,847
8.25%, 01/15/29		431	446,283
8.88%, 04/15/30(g)		262	275,421
7.88%, 05/15/32		509	518,236
Gulfport Energy Corp., 6.75%, 09/01/29(b)		242	244,830
Harvest Midstream I LP, 7.50%, 05/15/32(b)		287	301,879
Hess Corp., 4.30%, 04/01/27(g)		750	749,821
Hess Midstream Operations LP, 6.50%, 06/01/29(b)		339	350,881
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		188	187,623
5.75%, 02/01/29		281	273,369
6.00%, 04/15/30		28	27,292
8.38%, 11/01/33		918	989,695
6.88%, 05/15/34		446	444,344
Howard Midstream Energy Partners LLC(b)
8.88%, 07/15/28		343	363,787
7.38%, 07/15/32		302	312,782
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(f)		200	198,562
Impulsora Pipeline LLC, 6.05%, 01/01/43(a)		1,456	1,285,225
ITT Holdings LLC, 6.50%, 08/01/29(b)(g)		437	413,993
Kinetik Holdings LP(b)
6.63%, 12/15/28		76	78,877
5.88%, 06/15/30		69	69,470
Matador Resources Co.(b)
6.88%, 04/15/28(g)		332	337,675
6.50%, 04/15/32		399	398,430
Medco Bell Pte. Ltd., 6.38%, 01/30/27(f)		250	249,352
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/31(b)		236	233,034
MPLX LP, 4.25%, 12/01/27(g)		235	234,127
Murphy Oil Corp., 5.88%, 12/01/42		35	31,838
Nabors Industries Ltd., 7.50%, 01/15/28(b)(g)		305	285,769
Nabors Industries, Inc.(b)
7.38%, 05/15/27		160	160,356
9.13%, 01/31/30(g)		200	206,260
8.88%, 08/15/31		78	74,199
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)(g)
8.13%, 02/15/29		675	692,109
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)(g) (continued)
8.38%, 02/15/32	USD	1,365	$ 1,406,708
Noble Finance II LLC, 8.00%, 04/15/30(b)		785	809,958
Northern Oil & Gas, Inc.
8.13%, 03/01/28(b)(g)		1,528	1,539,084
3.63%, 04/15/29(j)		201	229,441
8.75%, 06/15/31(b)		408	425,142
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)		227	234,291
NuStar Logistics LP, 6.00%, 06/01/26		182	183,082
Parkland Corp., 6.63%, 08/15/32(b)		331	336,025
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		271	279,159
Permian Resources Operating LLC(b)
8.00%, 04/15/27		352	362,422
5.88%, 07/01/29(g)		528	527,505
9.88%, 07/15/31		402	448,628
7.00%, 01/15/32(g)		431	448,383
6.25%, 02/01/33		645	655,407
Petroleos Mexicanos
8.75%, 06/02/29		146	147,822
5.95%, 01/28/31(g)		183	157,911
6.70%, 02/16/32		44	39,343
10.00%, 02/07/33		80	84,632
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(b)		60	64,069
Prairie Acquiror LP, 9.00%, 08/01/29(b)		253	261,218
Precision Drilling Corp., 6.88%, 01/15/29(b)		16	15,967
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		66	63,121
Seadrill Finance Ltd., 8.38%, 08/01/30(b)		200	208,778
Shell International Finance BV, 4.38%, 05/11/45(g)		450	408,843
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)		510	533,513
SM Energy Co.
6.75%, 09/15/26(g)		221	220,888
6.50%, 07/15/28		54	53,941
7.00%, 08/01/32(b)		174	174,673
Southwestern Energy Co.
5.38%, 02/01/29		260	259,124
4.75%, 02/01/32		6	5,740
Summit Midstream Holdings LLC, 8.63%, 10/31/29(b)		185	193,505
Suncor Energy, Inc., 6.50%, 06/15/38(g)		800	896,451
Sunoco LP/Sunoco Finance Corp., 5.88%, 03/15/28		147	147,735
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
5.50%, 01/15/28		178	172,335
7.38%, 02/15/29		621	628,002
6.00%, 12/31/30		13	12,350
6.00%, 09/01/31		168	159,108
Talos Production, Inc.(b)
9.00%, 02/01/29		219	225,496
9.38%, 02/01/31		202	207,679
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)		263	249,881
Transocean Aquila Ltd., 8.00%, 09/30/28(b)		153	156,909
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		191	196,732
Transocean, Inc.(b)
8.00%, 02/01/27		426	425,742
8.25%, 05/15/29		858	850,559
8.75%, 02/15/30(g)		1,001	1,043,987
8.50%, 05/15/31		944	938,005
Valaris Ltd., 8.38%, 04/30/30(b)		1,050	1,081,504
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Venture Global Calcasieu Pass LLC(b)
3.88%, 08/15/29	USD	1,025	$ 968,658
4.13%, 08/15/31		157	145,968
3.88%, 11/01/33		822	737,222
Venture Global LNG, Inc.(b)
9.50%, 02/01/29(g)		2,956	3,329,948
7.00%, 01/15/30		978	999,141
8.38%, 06/01/31(g)		1,893	1,998,868
9.88%, 02/01/32(g)		2,007	2,230,162
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		204	203,916
Vital Energy, Inc.(g)
9.75%, 10/15/30		427	456,262
7.88%, 04/15/32(b)		775	750,750
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		257	252,901
YPF SA, 9.50%, 01/17/31(b)		105	110,644
			66,782,284
Passenger Airlines — 0.5%
Air Canada, 3.88%, 08/15/26(b)		582	566,743
American Airlines, Inc., 8.50%, 05/15/29(b)(g)		574	609,022
Finnair OYJ, 4.75%, 05/24/29(f)	EUR	100	111,674
United Airlines, Inc.(b)(g)
4.38%, 04/15/26	USD	580	570,690
4.63%, 04/15/29		1,136	1,097,443
			2,955,572
Personal Care Products — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30(b)(g)		218	226,510
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		418	421,227
			647,737
Pharmaceuticals — 1.6%
1375209 BC Ltd., 9.00%, 01/30/28(b)		332	329,050
AbbVie, Inc.(g)
4.75%, 03/15/45		500	486,387
4.45%, 05/14/46		1,000	933,827
Bausch Health Cos., Inc.(b)
6.13%, 02/01/27		425	383,847
5.75%, 08/15/27		57	48,429
11.00%, 09/30/28		567	528,728
Becton Dickinson & Co., 4.69%, 12/15/44(g)		600	560,758
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27(f)	EUR	100	109,578
CVS Health Corp., 5.05%, 03/25/48(g)	USD	1,110	1,013,130
Endo Finance Holdings, Inc., 8.50%, 04/15/31(b)(g)		408	437,185
Grifols SA, 2.25%, 11/15/27(f)	EUR	214	228,514
Jazz Securities DAC, 4.38%, 01/15/29(b)(g)	USD	200	193,423
Nidda Healthcare Holding GmbH, 7.00%, 02/21/30(f)	EUR	100	116,046
Option Care Health, Inc., 4.38%, 10/31/29(b)(g)	USD	314	298,336
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)(g)
4.13%, 04/30/28		800	769,270
7.88%, 05/15/34		280	296,646
Rossini SARL, (3-mo. EURIBOR + 3.88%), 7.22%, 12/31/29(a)(f)	EUR	100	112,264
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/29		100	124,951
Teva Pharmaceutical Finance Netherlands III BV
7.13%, 01/31/25	USD	200	199,776
3.15%, 10/01/26(g)		740	709,704
4.75%, 05/09/27		200	196,875
6.75%, 03/01/28		200	207,812
7.88%, 09/15/29		200	220,750

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV (continued)
8.13%, 09/15/31(g)	USD	200	$ 229,438
Utah Acquisition Sub, Inc., 3.95%, 06/15/26(g)		392	388,126
			9,122,850
Real Estate Management & Development — 0.5%
Adler Financing SARL(h)
Series 1.5L, (14.00% PIK), 14.00%, 12/31/29	EUR	32	36,992
Series 1L, (12.50% PIK), 12.50%, 12/31/28		52	60,257
ADLER Real Estate AG, 3.00%, 04/27/26(f)		100	106,001
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30(b)	USD	317	294,059
Series AI, 7.00%, 04/15/30		348	323,275
CoreLogic, Inc., 4.50%, 05/01/28(b)(g)		1,584	1,494,976
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		372	406,143
Fantasia Holdings Group Co. Ltd.(d)(f)(n)
11.75%, 04/17/22		430	6,450
12.25%, 10/18/22		200	3,000
11.88%, 06/01/23		200	2,750
9.25%, 07/28/23		400	6,000
			2,739,903
Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		178	173,231
Semiconductors & Semiconductor Equipment — 0.5%
ams-OSRAM AG, 10.50%, 03/30/29(f)	EUR	100	115,184
Broadcom, Inc., 4.15%, 04/15/32(b)(g)	USD	1,000	970,195
Entegris, Inc., 4.75%, 04/15/29(b)(g)		1,159	1,142,137
Foundry JV Holdco LLC, 6.25%, 01/25/35(b)(g)		390	408,131
QUALCOMM, Inc., 4.65%, 05/20/35(g)		400	408,030
Synaptics, Inc., 4.00%, 06/15/29(b)		142	134,511
			3,178,188
Software — 5.1%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)(g)		3,417	3,282,321
Camelot Finance SA, 4.50%, 11/01/26(b)		519	511,450
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		637	674,938
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)(g)		664	690,616
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)(g)		711	727,075
Clarivate Science Holdings Corp.(b)(g)
3.88%, 07/01/28		1,664	1,596,897
4.88%, 07/01/29		1,125	1,082,070
Cloud Software Group, Inc.(b)(g)
6.50%, 03/31/29		3,692	3,673,416
9.00%, 09/30/29		2,877	2,927,664
8.25%, 06/30/32		3,153	3,295,827
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)(g)		826	822,498
Elastic NV, 4.13%, 07/15/29(b)		481	449,380
Fair Isaac Corp., 4.00%, 06/15/28(b)		112	108,369
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28(b)		200	184,307
7.88%, 05/01/29(f)	EUR	100	113,243
8.75%, 05/01/29(b)(g)	USD	217	221,812
Oracle Corp., 3.60%, 04/01/50(g)		250	190,326
Security		Par (000)	Value
Software (continued)
SS&C Technologies, Inc.(b)
5.50%, 09/30/27(g)	USD	1,509	$ 1,508,346
6.50%, 06/01/32		933	964,540
TeamSystem SpA, (3-mo. EURIBOR + 3.50%), 7.13%, 07/31/31(a)(f)	EUR	100	111,798
Twilio, Inc.
3.63%, 03/15/29	USD	206	191,670
3.88%, 03/15/31		630	582,013
UKG, Inc., 6.88%, 02/01/31(b)		4,069	4,204,502
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		372	348,988
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)(g)		1,221	1,128,661
			29,592,727
Specialty Retail — 0.2%
Afflelou SAS, 6.00%, 07/25/29(f)	EUR	100	114,415
Duomo Bidco SpA, (3-mo. EURIBOR + 4.13%), 7.80%, 07/15/31(a)(f)		100	112,372
NMG Holding Co., Inc./Neiman Marcus Group LLC, 8.50%, 10/01/28(b)	USD	155	157,761
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29(b)		645	636,722
Staples, Inc., 10.75%, 09/01/29(b)		292	283,328
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		117	109,084
			1,413,682
Technology Hardware, Storage & Peripherals — 0.3%
NCR Atleos Corp., 9.50%, 04/01/29(b)		327	359,984
Seagate HDD Cayman
8.25%, 12/15/29(g)		582	631,794
8.50%, 07/15/31		615	671,144
			1,662,922
Textiles, Apparel & Luxury Goods(b) — 0.1%
Hanesbrands, Inc.
4.88%, 05/15/26(g)		228	226,001
9.00%, 02/15/31		20	21,588
Levi Strauss & Co., 3.50%, 03/01/31		21	19,034
S&S Holdings LLC, 10/01/31(k)		106	106,727
			373,350
Tobacco(g) — 0.4%
Altria Group, Inc., 4.50%, 05/02/43		750	663,368
Philip Morris International, Inc., 4.38%, 11/15/41		900	819,028
Reynolds American, Inc., 5.85%, 08/15/45		715	715,332
			2,197,728
Trading Companies & Distributors(b) — 0.3%
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		534	535,723
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28		231	229,965
Gates Corp., 6.88%, 07/01/29		395	409,162
Resideo Funding, Inc.
4.00%, 09/01/29		77	72,530
6.50%, 07/15/32(g)		537	551,237
			1,798,617
Transportation Infrastructure — 0.3%
FedEx Corp.(g)
3.90%, 02/01/35		500	465,618
4.75%, 11/15/45		500	459,509
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Transportation Infrastructure (continued)
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(f)	USD	200	$ 191,812
GN Bondco LLC, 9.50%, 10/15/31(b)(g)		245	257,885
Mobico Group PLC, 2.38%, 11/20/28(f)	GBP	100	120,491
			1,495,315
Total Corporate Bonds — 90.9% (Cost: $522,274,225)			529,426,580
Fixed Rate Loan Interests
Advertising Agencies — 0.2%
Clear Channel International BV, 2024 CCIBV Fixed Term Loan, 7.50%, 04/01/27	USD	1,323	1,313,077
Software — 0.6%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		3,462	3,474,481
Total Fixed Rate Loan Interests — 0.8% (Cost: $4,773,944)			4,787,558
Floating Rate Loan Interests(a)
Advertising Agencies — 0.2%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.96%, 08/23/28		692	689,253
Neptune Bidco U.S., Inc., 2022 USD Term Loan B, (3-mo. CME Term SOFR + 5.10%), 10.40%, 04/11/29		421	394,166
			1,083,419
Aerospace & Defense — 0.1%
Amazon Holdco, Inc., 2024 Term Loan B, 09/29/31(o)		495	493,144
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 10/31/30		147	146,663
Dynasty Acquisition Co., Inc., 2024 Term Loan B1, 08/24/28(o)		14	14,428
Ovation Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.10%, 04/21/31		94	94,068
Standard Aero Ltd., 2024 Term Loan B2, 08/24/28(o)		5	5,562
			753,865
Broadline Retail — 0.0%
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.75%, 11/08/27		125	124,973
Building Materials — 0.2%
Chariot Buyer LLC, 2024 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.35%, 11/03/28		203	202,399
Cornerstone Building Brands, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.60%, 05/15/31		99	97,732
EMRLD Borrower LP, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.56%, 08/04/31		138	137,607
Hobbs & Associates LLC
Delayed Draw Term Loan, 0.00%, 07/23/31(o)		13	12,605
Security		Par (000)	Value
Building Materials (continued)
Hobbs & Associates LLC (continued)
Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 07/23/31	USD	126	$ 126,053
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.85%, 08/05/31		396	391,379
			967,775
Building Products — 0.2%
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.25%, 01/29/31		567	551,000
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.29%, 06/17/31		74	73,908
White Cap Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 10/19/29		491	487,438
			1,112,346
Capital Markets — 0.1%
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.01%), 11.62%, 04/07/28		234	228,509
Grant Thornton LLP/Chicago, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 06/02/31		259	259,134
Wec U.S. Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.60%, 01/27/31		61	60,833
			548,476
Chemicals — 0.3%
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.85%), 12.70%, 11/24/28		118	111,468
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.35%, 08/18/28		202	202,239
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.69%, 10/04/29		800	796,065
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.53%, 07/03/28		177	164,793
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.35%, 03/29/28		367	367,976
			1,642,541
Commercial Services & Supplies — 0.7%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.70%, 05/12/28		434	429,953
AVSC Holding Corp., 2018 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 12.21%, 09/01/25		311	308,107
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.85%, 02/23/29		458	439,680
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.25%, 08/01/29		172	171,839
Fortress Transportation and Infrastructure Investors LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.60%, 06/27/31		830	827,925

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 4.75%), 10.00%, 04/29/29	USD	168	$ 140,444
Neon Maple U.S. Debt Mergersub, Inc., 2024 Term Loan B1, 07/18/31(o)		450	444,938
PG Investment Co. 59 SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.10%, 03/26/31		193	193,581
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 9.12%, 12/17/28		221	157,120
Wand NewCo 3, Inc., 2024 1st Lien Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.01%, 01/30/31		957	955,230
			4,068,817
Construction & Engineering — 0.3%
Apple Bidco LLC, 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 09/22/28		22	22,421
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.75%, 08/01/30		1,171	1,136,654
Brown Group Holding LLC, 2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.84%, 07/01/31		85	84,552
Chromalloy Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.08%, 03/27/31		400	379,426
			1,623,053
Consumer Finance — 0.0%
CPI Holdco B LLC, Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.85%, 05/19/31		239	237,344
Containers & Packaging — 0.0%
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.70%, 04/15/27		112	112,400
Trident TPI Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.60%, 09/15/28		92	91,486
			203,886
Diversified Telecommunication Services — 0.5%
Delta Topco, Inc.
2024 2nd Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.95%, 11/29/30		78	78,325
2024 Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.20%, 11/30/29		340	339,157
Digicel International Finance Ltd., 2024 Term Loan, (3-mo. CME Term SOFR + 6.75%), 12.00%, 05/25/27		730	720,895
Frontier Communications Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.76%, 07/01/31		99	99,495
Level 3 Financing Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.41%, 04/15/29		78	79,250
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.41%, 04/15/30		78	79,557
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc., 2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.85%, 06/01/28	USD	87	$ 83,465
Windstream Services LLC, 2020 Exit Term Loan B, (1-mo. CME Term SOFR + 6.25%), 11.20%, 09/21/27		165	164,847
Windstream Services, LLC, 2024 Term Loan B, 09/25/31(c)(o)		156	156,000
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.97%, 03/09/27		1,133	1,032,937
			2,833,928
Electronic Equipment, Instruments & Components — 0.0%
Roper Industrial Products Investment Co., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.85%, 11/22/29		124	123,839
Energy Equipment & Services — 0.1%
Star Holding LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.35%, 07/31/31		463	451,541
Entertainment — 0.1%
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.79%, 10/02/28		142	134,731
Entain PLC, 2024 USD Term Loan B3, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.01%, 10/31/29		174	173,946
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.10%, 11/12/29		116	111,687
OVG Business Services LLC, 2024 Term Loan B, (1- mo. CME Term SOFR + 3.00%), 7.85%, 06/25/31		119	118,256
			538,620
Environmental, Maintenance & Security Service — 0.0%
GFL Enviromental, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.32%, 07/03/31		88	87,901
Financial Services — 0.0%
Clue Opco LLC, Term Loan B, (3-mo. CME Term SOFR + 4.50%), 9.75%, 12/19/30		249	246,846
Food Products — 0.0%
Chobani LLC, 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.60%, 10/25/27		220	220,187
Ground Transportation — 0.1%
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.60%, 04/10/31		295	293,891
Health Care Equipment & Supplies — 0.3%
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.85%, 09/29/28		264	263,836
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.27%, 05/10/27		664	660,473
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.10%, 10/23/28	USD	570	$ 569,352
Sotera Health Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 05/30/31		249	248,066
			1,741,727
Health Care Providers & Services — 0.3%
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 05/16/31(o)		262	261,392
2024 Incremental Term Loan B, (1-mo. CME Term SOFR + 4.00%), 8.96%, 05/17/31		203	202,501
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.05%, 11/16/28		136	135,804
Phoenix Newco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.85%, 11/15/28		56	55,999
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.35%), 13.57%, 04/29/25		309	228,693
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 09/27/30		583	566,856
Surgery Center Holdings, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.67%, 12/19/30		51	51,333
			1,502,578
Hotels, Restaurants & Leisure — 0.1%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.60%, 09/20/30		290	286,073
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 7.97%, 07/22/30		236	234,560
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 12/17/27		60	56,083
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 12/17/27		95	88,617
			665,333
Household Durables — 0.1%
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.57%, 02/26/29		271	268,745
SWF Holdings I Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.11%), 8.96%, 10/06/28		524	430,206
			698,951
Insurance — 0.5%
Alliant Holdings Intermediate, LLC, 2024 Term Loan B6, 09/19/31(o)		160	158,499
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 02/14/31		362	361,533
Security		Par (000)	Value
Insurance (continued)
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.25%, 07/31/31	USD	87	$ 86,500
Truist Insurance Holdings LLC
1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 05/06/31		689	687,277
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.35%, 05/06/32		1,619	1,643,335
			2,937,144
Interactive Media & Services — 0.2%
MH Sub I LLC
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.25%), 11.50%, 02/23/29		66	64,692
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.10%, 05/03/28		881	874,411
			939,103
Internet Software & Services — 0.1%
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.85%, 08/31/28		58	58,321
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.60%, 03/15/30		756	753,442
			811,763
IT Services — 0.2%
McAfee Corp., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.45%, 03/01/29		188	187,560
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 12.97%, 02/01/29		744	696,548
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.70%, 02/01/28		244	233,816
			1,117,924
Machinery — 0.5%
Alliance Laundry Systems LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.35%, 08/19/31		57	57,039
Madison Safety & Flow LLC, 2024 Term Loan B, 09/19/31(o)		147	146,816
SPX Flow, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 04/05/29		291	291,449
STS Operating, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.10%), 8.95%, 03/25/31		180	178,698
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6- mo. CME Term SOFR at 0.00% Floor + 5.00%), 10.33%, 02/15/29		1,208	1,200,710
TK Elevator U.S. Newco, Inc., USD Term Loan B, (6- mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.59%, 04/30/30		987	989,103
			2,863,815
Media — 0.2%
CSC Holdings LLC
2019 Term Loan B5, (6-mo. LIBOR US at 0.00% Floor + 2.50%), 7.17%, 04/15/27		255	232,984

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
CSC Holdings LLC (continued)
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.60%, 01/18/28	USD	403	$ 390,858
Gray Television, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 10.45%, 06/04/29		182	174,971
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.21%, 09/25/26		327	279,358
Univision Communications, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 01/31/29		96	93,871
			1,172,042
Oil, Gas & Consumable Fuels — 0.1%
Ecopetrol SA, 2023 Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.37%, 09/06/30(c)		150	154,305
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.04%, 12/21/28		44	43,628
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.60%), 9.45%, 09/19/29		141	140,861
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.60%, 02/03/31		150	149,202
			487,996
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.29%, 04/20/28		284	292,083
Personal Care Products — 0.0%
KDC/ONE Development Corp., Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.36%, 08/15/28		215	215,173
Pharmaceuticals — 0.3%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.35%, 05/04/28		36	36,764
Bausch Health Americas, Inc., 2022 Term Loan B, (1- mo. CME Term SOFR + 5.35%), 10.20%, 02/01/27		563	539,460
Endo Finance Holdings, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.78%, 04/23/31		574	573,162
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.70%, 10/01/27		591	560,992
Organon & Co., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.46%, 05/19/31		20	19,688
			1,730,066
Real Estate Management & Development — 0.0%
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 06/02/28		164	161,604
Cushman & Wakefield U.S. Borrower LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.60%, 01/31/30		20	20,190
			181,794
Semiconductors & Semiconductor Equipment — 0.0%
Instructure Holdings, Inc., 2024 Term Loan, 09/11/31(o)		177	175,598
Security		Par (000)	Value
Software — 1.4%
Applied Systems, Inc., 2024 2nd Lien Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.85%, 02/23/32	USD	201	$ 206,792
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.85%), 10.70%, 12/10/29		157	151,701
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.45%, 12/11/28		202	200,615
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.10%, 02/15/29		2,190	2,173,730
Azalea Topco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.35%, 04/30/31		166	165,585
Boxer Parent Co., Inc.
2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 11.01%, 07/30/32		273	268,564
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.01%, 07/30/31		647	644,932
Cast & Crew Payroll LLC, 2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.60%, 12/29/28		133	133,011
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 07/06/29		294	290,990
Cloud Software Group, Inc.
2024 Third Amendment Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.10%, 03/21/31		491	492,021
2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.60%, 03/30/29		234	233,101
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.95%, 10/08/29		441	413,612
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.70%, 10/08/28		129	124,971
Ellucian Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.45%, 10/09/29		262	262,845
Genesys Cloud Services Holdings II LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.71%, 12/01/27		178	178,212
Mitchell International, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.25%), 8.10%, 06/17/31		362	356,360
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.10%, 07/01/31		454	433,665
Planview Parent, Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.00%), 10.60%, 12/18/28		199	194,175
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 9.51%, 06/02/28		324	318,419
Project Alpha Intermediate Holding, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.00%, 10/28/30		173	172,952
Project Boost Purchaser LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.79%, 07/16/31		182	181,787
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.55%, 02/10/31	USD	373	$ 372,904
VS Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.35%, 04/11/31		99	99,023
			8,069,967
Specialty Retail — 0.1%
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.70%, 02/11/28		293	290,323
Technology Hardware, Storage & Peripherals — 0.0%
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.57%, 05/25/28		172	132,596
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.57%, 05/25/28		35	26,967
			159,563
Trading Companies & Distributors — 0.0%
BCPE Empire Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.85%, 12/11/28		87	86,664
Total Floating Rate Loan Interests — 7.4% (Cost: $43,474,423)			43,302,855
Foreign Agency Obligations
Bahrain — 0.0%
Bahrain Government International Bond, 5.45%, 09/16/32(f)		200	192,688
Bulgaria — 0.0%
Bulgaria Government International Bond, 5.00%, 03/05/37(f)		72	72,090
Chile — 0.0%
Chile Government International Bond, 4.34%, 03/07/42(g)		200	182,300
Colombia — 0.1%
Colombia Government International Bond
4.50%, 01/28/26(g)		200	197,825
3.88%, 03/22/26	EUR	100	111,017
8.00%, 04/20/33(g)	USD	200	214,666
			523,508
Dominican Republic — 0.1%
Dominican Republic International Bond
6.88%, 01/29/26(f)		107	108,973
5.95%, 01/25/27(f)		176	178,365
4.50%, 01/30/30(b)		200	191,312
7.05%, 02/03/31(b)		150	161,631
			640,281
Egypt — 0.0%
Egypt Government International Bond, 7.50%, 02/16/61(b)		200	144,876
Guatemala — 0.1%
Guatemala Government Bond(b)
5.38%, 04/24/32		200	198,500
Security		Par (000)	Value
Guatemala (continued)
Guatemala Government Bond(b) (continued)
6.60%, 06/13/36	USD	200	$ 209,300
4.65%, 10/07/41		200	165,187
			572,987
Hungary — 0.1%
Hungary Government International Bond, Series 10Y, 5.38%, 09/12/33(f)	EUR	114	136,420
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(f)		121	144,919
			281,339
Ivory Coast — 0.1%
Ivory Coast Government International Bond, 6.38%, 03/03/28(f)	USD	365	365,000
Mexico — 0.1%
Mexico Government International Bond(g)
3.75%, 01/11/28		300	292,125
6.35%, 02/09/35		200	209,600
			501,725
Morocco — 0.0%
Morocco Government International Bond, 5.95%, 03/08/28(b)		200	206,626
Nigeria — 0.0%
Nigeria Government International Bond, 8.38%, 03/24/29(b)		200	193,750
Oman — 0.1%
Oman Government International Bond, 6.75%, 01/17/48(f)		309	334,879
Panama — 0.1%
Panama Government International Bond, 6.40%, 02/14/35(g)		337	344,899
Peru — 0.1%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(f)		379	377,662
Peruvian Government International Bond(g)
2.78%, 01/23/31		117	104,422
1.86%, 12/01/32		356	286,024
			768,108
Poland — 0.1%
Republic of Poland Government International Bond
4.88%, 10/04/33(g)		138	140,069
5.50%, 04/04/53		71	72,814
			212,883
Romania — 0.1%
Romanian Government International Bond
5.25%, 11/25/27(b)(g)		168	169,214
2.50%, 02/08/30(f)	EUR	150	150,509
2.12%, 07/16/31(f)		168	156,971
			476,694
Saudi Arabia — 0.1%
Saudi Government International Bond, 4.50%, 04/17/30(f)(g)	USD	362	364,036
Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33(f)		231	198,877

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
South Africa — 0.1%
Republic of South Africa Government International Bond
5.88%, 04/20/32(g)	USD	390	$ 387,563
5.00%, 10/12/46		200	154,250
			541,813
Uzbekistan — 0.0%
Republic of Uzbekistan International Bond, 5.38%, 05/29/27(b)	EUR	100	112,080
Total Foreign Agency Obligations — 1.3% (Cost: $7,012,528)			7,231,439
Municipal Bonds
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33	USD	753	763,080
Massachusetts — 0.1%
Massachusetts Educational Financing Authority, Refunding RB, Series A, 6.35%, 07/01/49		680	728,010
New York — 0.2%
New York City Municipal Water Finance Authority, Refunding RB, BAB, 6.01%, 06/15/42		1,000	1,098,039
Texas — 0.2%
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)		850	875,526
Total Municipal Bonds — 0.6% (Cost: $3,330,343)			3,464,655
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 10.0%
Ajax Mortgage Loan Trust, Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)		1	263
Alternative Loan Trust
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,754	751,513
Series 2007-19, Class 1A1, 6.00%, 08/25/37		540	263,685
Bravo Residential Funding Trust(b)
Series 2021-NQM1, Class A1, 0.94%, 02/25/49(a)		498	455,871
Series 2023-NQM3, Class A1, 4.85%, 09/25/62		365	363,662
Series 2023-NQM4, Class A1, 6.44%, 05/25/63		1,214	1,228,316
Chase Home Lending Mortgage Trust, Series 2019- ATR1, Class A12, 6.50%, 04/25/49(a)(b)		334	338,540
CHL Mortgage Pass-Through Trust
Series 2007-J2, Class 2A1, (1-mo. Term SOFR + 0.76%), 5.62%, 07/25/37(a)		2,585	652,151
Series 2007-J2, Class 2A8, 6.00%, 07/25/37		1,428	494,523
CIM Trust(b)
Series 2023-I1, Class A1, 6.03%, 04/25/58		1,119	1,120,279
Series 2023-I2, Class A1, 6.64%, 12/25/67		1,090	1,102,473
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 4.88%, 11/25/36(a)		386	370,799
COLT Mortgage Loan Trust(b)
Series 2020-2, Class M1, 5.25%, 03/25/65(a)		2,550	2,539,409
Series 2020-3, Class M1, 3.36%, 04/27/65(a)		2,850	2,685,909
Series 2022-1, Class A1, 4.55%, 04/25/67(a)		1,225	1,212,267
Series 2022-7, Class A1, 5.16%, 04/25/67		2,018	2,010,042
Series 2022-9, Class A1, 6.79%, 12/25/67		267	269,678
Series 2023-2, Class A1, 6.60%, 07/25/68		1,179	1,197,249
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust
Series 2005-9CB, Class 1A3, (1-mo. Term SOFR + 0.56%), 5.42%, 05/25/35(a)	USD	1,072	$ 924,466
Series 2006-40T1, Class 2A5, (1-mo. Term SOFR + 0.51%), 5.37%, 12/25/36(a)		2,277	464,780
Series 2006-7CB, Class 2A1, 6.50%, 05/25/36		1,304	558,167
Series 2006-J7, Class 2A1, (1-mo. LIBOR US + 1.50%), 6.82%, 11/20/46(a)		2,464	1,844,523
Series 2006-OA14, Class 3A1, (12-mo. MTA + 0.85%), 5.97%, 11/25/46(a)		4,029	3,620,061
Series 2006-OA16, Class A2, (1-mo. Term SOFR + 0.49%), 5.35%, 10/25/46(a)		2,553	2,361,086
Series 2006-OA18, Class A1, (1-mo. Term SOFR + 0.35%), 5.21%, 12/25/46(a)		1,341	1,169,347
Series 2006-OA6, Class 1A1A, (1-mo. Term SOFR + 0.53%), 5.39%, 07/25/46(a)		2,849	2,518,467
Series 2006-OA8, Class 1A1, (1-mo. Term SOFR + 0.49%), 5.35%, 07/25/46(a)		997	880,177
Series 2007-12T1, Class A22, 5.75%, 06/25/37		3,198	1,444,445
Series 2007-12T1, Class A5, 6.00%, 06/25/37		1,552	729,324
Series 2007-22, Class 2A16, 6.50%, 09/25/37		6,900	2,600,627
Series 2007-23CB, Class A1, 6.00%, 09/25/37		3,940	1,966,728
Series 2007-4CB, Class 1A3, (1-mo. Term SOFR + 0.46%), 5.32%, 04/25/37(a)		1,465	1,090,332
Series 2007-OA2, Class 1A1, (12-mo. MTA + 0.84%), 5.96%, 03/25/47(a)		1,542	1,300,200
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1-mo. Term SOFR + 0.51%), 5.37%, 04/25/46(a)		3,430	3,263,648
CSMC(a)(b)
Series 2011-4R, Class 1A2, (1-mo. Term SOFR + 1.61%), 6.96%, 09/27/37		800	646,699
Series 2021-NQM2, Class M1, 2.28%, 02/25/66		1,500	1,139,191
CSMC Trust, Series 2022-NQM5, Class A1, 5.17%, 05/25/67(a)(b)		2,517	2,507,688
Ellington Financial Mortgage Trust(a)(b)
Series 2020-1, Class M1, 5.24%, 05/25/65		500	511,182
Series 2021-2, Class A1, 0.93%, 06/25/66		183	153,795
Flagstar Mortgage Trust, Series 2021-4, Class A1, 2.50%, 06/01/51(a)(b)		2,003	1,687,187
GCAT Trust, Series 2022-NQM3, Class A1, 4.35%, 04/25/67(a)(b)		905	896,332
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.08%, 07/25/67(b)		956	952,964
JP Morgan Mortgage Trust(a)(b)
Series 2022-DSC1, Class A1, 4.75%, 01/25/63		469	461,276
Series 2023-DSC1, Class A1, 4.63%, 07/25/63		306	300,209
Verus Securitization Trust(b)
Series 2022-3, Class A1, 4.13%, 02/25/67		419	404,263
Series 2022-7, Class A1, 5.15%, 07/25/67		1,655	1,647,874
Series 2022-INV2, Class A1, 6.79%, 10/25/67		414	418,385
Series 2023-1, Class A1, 5.85%, 12/25/67		264	265,411
Series 2023-5, Class A1, 6.48%, 06/25/68		1,074	1,088,829
Visio Trust, Series 2023-2, Class A1, 6.60%, 10/25/58(b)		1,450	1,473,974
			58,348,266
Commercial Mortgage-Backed Securities — 7.3%
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1-mo. Term SOFR + 0.52%), 5.37%, 07/25/37(a)(b)		1,089	1,024,997
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BLP Commercial Mortgage Trust, Series 2024-INDS, Class D, (1-mo. Term SOFR + 2.59%), 7.69%, 03/15/41(a)(b)	USD	400	$ 398,250
BSST Mortgage Trust, Series 2021-SSCP, Class A, (1-mo. Term SOFR + 0.86%), 5.96%, 04/15/36(a)(b)		463	458,463
BX Commercial Mortgage Trust(a)(b)
Series 2021-CIP, Class A, (1-mo. Term SOFR + 1.04%), 6.13%, 12/15/38		595	590,574
Series 2021-SOAR, Class A, (1-mo. Term SOFR + 0.78%), 5.88%, 06/15/38		1,447	1,437,576
Series 2022-LP2, Class A, (1-mo. Term SOFR + 1.01%), 6.11%, 02/15/39		1,268	1,260,791
Series 2024-MF, Class C, (1-mo. Term SOFR + 1.94%), 7.04%, 02/15/39		451	448,759
BX Trust(a)(b)
Series 2021-LBA, Class AJV, (1-mo. Term SOFR + 0.91%), 6.01%, 02/15/36		1,650	1,642,266
Series 2022, Class B, (1-mo. Term SOFR + 2.66%), 7.76%, 08/15/41		273	272,848
Series 2022-GPA, Class A, (1-mo. Term SOFR + 2.17%), 7.26%, 08/15/39		638	637,954
Series 2023-DELC, Class A, (1-mo. Term SOFR + 2.69%), 7.79%, 05/15/38		140	140,525
Series 2024-BIO, Class C, (1-mo. Term SOFR + 2.64%), 7.74%, 02/15/41		240	236,175
Series 2024-CNYN, Class C, (1-mo. Term SOFR + 1.94%), 7.04%, 04/15/41		791	788,787
Series 2024-PAT, Class B, (1-mo. Term SOFR + 3.04%), 8.14%, 03/15/41		170	170,319
CENT Trust, Series 2023-CITY, Class A, (1-mo. Term SOFR + 2.62%), 7.72%, 09/15/38(a)(b)		1,081	1,083,054
Century Plaza Towers, Series 2019-CPT, Class C, 3.10%, 11/13/39(a)(b)		250	207,563
CONE Trust, Series 2024-DFW1, Class D, (1-mo. Term SOFR + 3.04%), 8.14%, 08/15/41(a)(b)		660	660,000
CSMC(b)
Series 2020-NET, Class A, 2.26%, 08/15/37		268	258,060
Series 2021-BHAR, Class C, (1-mo. Term SOFR + 2.11%), 7.21%, 11/15/38(a)		270	267,384
DC Trust, Series 2024-HLTN, Class C, 7.29%, 04/13/40(a)(b)		220	225,364
Extended Stay America Trust(a)(b)
Series 2021-ESH, Class D, (1-mo. Term SOFR + 2.36%), 7.46%, 07/15/38		1,274	1,276,643
Series 2021-ESH, Class F, (1-mo. Term SOFR + 3.81%), 8.91%, 07/15/38		808	807,664
GS Mortgage Securities Corp. Trust(a)(b)
Series 2023-FUN, Class B, (1-mo. Term SOFR + 2.79%), 7.89%, 03/15/28		550	551,031
Series 2023-SHIP, Class E, 7.68%, 09/10/38		275	277,819
Independence Plaza Trust, Series 2018-INDP, Class A, 3.76%, 07/10/35(b)		1,000	973,660
JP Morgan Chase Commercial Mortgage Securities Trust(a)(b)
Series 2016-NINE, Class B, 2.95%, 09/06/38		275	259,651
Series 2022-ACB, Class A, (30-day Avg SOFR + 1.40%), 6.74%, 03/15/39		1,600	1,596,000
JW Commercial Mortgage Trust, Series 2024-MRCO, Class C, (1-mo. Term SOFR + 2.39%), 7.47%, 06/15/39(a)(b)		800	798,500
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
KSL Commercial Mortgage Trust, Series 2023-HT, Class D, (1-mo. Term SOFR + 4.29%), 9.38%, 12/15/36(a)(b)	USD	1,100	$ 1,102,750
MCR Mortgage Trust, Series 2024-TWA, Class E, 8.73%, 06/12/39(b)		800	815,529
MF1 Trust, Series 2021-W10, Class A, (1-mo. Term SOFR + 1.07%), 6.17%, 12/15/34(a)(b)		520	513,309
MFA Trust(b)
Series 2021-NQM1, Class M1, 2.31%, 04/25/65(a)		2,000	1,628,771
Series 2023-NQM3, Class A1, 6.62%, 07/25/68		1,463	1,483,251
Mill City Mortgage Trust, Series 2023-NQM2, Class A1, 6.24%, 12/25/67(b)		1,521	1,531,390
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 3.59%, 05/26/37(b)		3,164	3,440,821
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36(a)		6,495	1,184,104
OBX Trust(b)
Series 2022-NQM9, Class A1A, 6.45%, 09/25/62		502	506,701
Series 2023-NQM1, Class A1, 6.12%, 11/25/62(a)		394	396,414
Series 2023-NQM5, Class A1A, 6.57%, 06/25/63		1,268	1,288,112
Series 2023-NQM6, Class A1, 6.52%, 07/25/63		1,287	1,308,312
PRKCM Trust, Series 2023-AFC2, Class A1, 6.48%, 06/25/58(b)		1,245	1,256,410
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, (1-mo. Term SOFR + 0.71%), 5.57%, 08/25/36(a)		6,286	1,261,293
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(b)		624	624,083
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57(b)		625	605,936
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(a)(b)		1,750	1,457,418
Starwood Mortgage Residential Trust, Series 2020-3, Class M1, 3.54%, 04/25/65(a)(b)		1,057	957,588
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1-mo. Term SOFR + 2.19%), 7.28%, 05/15/37(a)(b)		500	501,250
Wells Fargo Commercial Mortgage Trust
Series 2016-LC25, Class A4, 3.64%, 12/15/59		1,600	1,564,559
Series 2024-BPRC, Class D, 7.08%, 07/15/43(b)		250	255,896
			42,434,574
Total Non-Agency Mortgage-Backed Securities — 17.3% (Cost: $115,875,208)			100,782,840
Preferred Securities
Capital Trusts — 6.3%(a)
Banks — 3.3%
AIB Group PLC, 5.25%(f)(i)	EUR	200	222,768
Barclays PLC(i)
4.38%(g)	USD	2,835	2,537,499
8.00%		275	289,600
9.63%		1,105	1,244,135
BNP Paribas SA, 4.63%(b)(i)		461	401,460
Citigroup, Inc., Series AA, 7.63%(i)		425	454,059
HSBC Holdings PLC(i)
4.70%		465	419,995
4.60%(g)		200	181,634
6.00%(g)		695	698,085
JPMorgan Chase & Co.(g)
Series II, 4.00%(i)		4,000	3,946,868
Series U, 6.45%, 01/15/87		358	331,343

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Lloyds Banking Group PLC, 6.75%(i)	USD	515	$ 518,179
NatWest Group PLC(i)
8.13%		595	649,104
6.00%		1,185	1,184,386
Nordea Bank Abp, 3.75%(b)(i)		560	500,321
PNC Financial Services Group, Inc.(i)
Series V, 6.20%		377	383,785
Series W, 6.25%(g)		4,380	4,447,855
Rizal Commercial Banking Corp., 6.50%(f)(i)		200	199,187
Wells Fargo & Co., 7.63%(g)(i)		571	621,838
Woori Bank, 4.25%(f)(i)		250	249,375
			19,481,476
Capital Markets(i) — 1.5%
Bank of New York Mellon Corp., Series I, 3.75%(g)		2,845	2,685,200
UBS Group AG(b)
Series NC10, 9.25%		4,760	5,613,630
Series NC5, 9.25%		616	681,050
			8,979,880
Diversified Telecommunication Services(f) — 0.1%
British Telecommunications PLC, 8.38%, 12/20/83	GBP	100	144,148
Telefonica Europe BV, 6.14%(i)	EUR	200	237,774
			381,922
Electric Utilities — 1.3%
Edison International, Series B, 5.00%(i)	USD	328	320,486
EDP SA, 5.94%, 04/23/83(f)	EUR	100	117,229
Electricite de France SA, 3.00%(f)(i)		200	212,389
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(g)	USD	4,500	4,463,416
NRG Energy, Inc., 10.25%(b)(i)		625	704,977
PG&E Corp., 7.38%, 03/15/55		1,424	1,493,595
			7,312,092
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., 7.00%(b)(i)		267	272,555
Pharmaceuticals — 0.0%
Bayer AG, 4.50%, 03/25/82(f)	EUR	100	110,004
Real Estate Management & Development — 0.0%
Heimstaden Bostad AB, 2.63%(f)(i)		100	95,351
Transportation Infrastructure — 0.0%
Abertis Infraestructuras Finance BV, 3.25%(f)(i)		100	109,923
Wireless Telecommunication Services(f) — 0.0%
Vodafone Group PLC
2.63%, 08/27/80		100	108,732
6.50%, 08/30/84		100	122,447
			231,179
			36,974,382

Security	Shares	Value
Preferred Stocks — 0.5%(a)(i)
Capital Markets — 0.5%
Morgan Stanley
Series F, 6.88%	100,000	$ 2,536,000
Series K, 5.85%	5,866	146,122
		2,682,122
Total Preferred Securities — 6.8% (Cost: $39,324,665)		39,656,504

		Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.8%
Fannie Mae REMICS, Series 2023-56, Class FA, (30- day Avg SOFR + 1.40%), 6.68%, 11/25/53(a)	USD	4,059	4,101,551
Ginnie Mae, Series 2017-136, Class GB, 3.00%, 03/20/47		521	486,400
			4,587,951
Mortgage-Backed Securities — 15.6%
Freddie Mac Mortgage-Backed Securities, 2.50%, 09/01/32(g)		2,300	2,201,373
Uniform Mortgage-Backed Securities
2.00%, 08/01/31 - 09/01/35(g)		8,676	8,043,789
2.50%, 12/01/31(g)		655	628,975
1.50%, 01/01/36 - 06/01/36(g)		6,703	6,013,932
3.50%, 06/01/49(g)		6,828	6,459,991
4.00%, 05/01/52(g)		26,882	26,148,016
4.50%, 05/01/53(g)		4,872	4,794,985
6.50%, 01/01/54(g)		5,167	5,354,740
3.00%, 10/15/54(p)		4,200	3,769,167
5.00%, 10/15/54 - 11/14/54(p)		16,500	16,489,902
5.50%, 10/15/54(p)		11,020	11,147,606
			91,052,476
Total U.S. Government Sponsored Agency Securities — 16.4% (Cost: $94,117,330)			95,640,427
Total Long-Term Investments — 158.5% (Cost: $933,257,758)			923,562,692

	Shares
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(q)(r)	3,628,816	3,628,816
Total Short-Term Securities — 0.6% (Cost: $3,628,816)		3,628,816
Total Investments Before TBA Sale Commitments — 159.1% (Cost: $936,886,574)		927,191,508

Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
TBA Sale Commitments
Mortgage-Backed Securities — (0.9)%
Uniform Mortgage-Backed Securities, 5.00%, 10/15/54(p)	USD	(5,500)	$ (5,496,348)
Total TBA Sale Commitments — (0.9)% (Proceeds: $(5,506,123))			(5,496,348)
Total Investments, Net of TBA Sale Commitments — 158.2% (Cost: $931,380,451)			921,695,160
Liabilities in Excess of Other Assets — (58.2)%			(338,947,374)
Net Assets — 100.0%			$ 582,747,786

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	Rounds to less than 1,000.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Perpetual security with no stated maturity date.
(j)	Convertible security.
(k)	When-issued security.
(l)	Zero-coupon bond.
(m)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(n)	Issuer filed for bankruptcy and/or is in default.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Represents or includes a TBA transaction.
(q)	Affiliate of the Fund.
(r)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 10,305,527	$ —	$ (6,676,711)(a)	$ —	$ —	$ 3,628,816	3,628,816	$ 301,337	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
HSBC Securities (USA), Inc.	5.00%(b)	12/08/23	Open	$ 210,478	$ 219,990	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.00 (b)	12/08/23	Open	156,860	163,926	Foreign Agency Obligations	Open/Demand
U.S. Bancorp Investments, Inc.	4.81 (b)	05/10/24	Open	396,000	404,406	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.00 (b)	05/13/24	Open	226,993	231,879	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.00 (b)	05/13/24	Open	302,794	309,312	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.00 (b)	05/13/24	Open	177,138	180,951	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.00 (b)	05/13/24	Open	276,806	282,765	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15 (b)	05/23/24	Open	506,050	516,063	Corporate Bonds	Open/Demand
BNP Paribas SA	5.02 (b)	05/30/24	Open	244,650	249,298	Corporate Bonds	Open/Demand
BNP Paribas SA	5.02 (b)	05/30/24	Open	229,033	233,384	Corporate Bonds	Open/Demand
BNP Paribas SA	5.14 (b)	05/31/24	Open	297,473	303,201	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15 (b)	06/07/24	Open	1,218,080	1,239,461	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.92 (b)	06/07/24	Open	652,800	664,192	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.92 (b)	06/12/24	Open	362,060	368,106	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.00 (b)	06/18/24	Open	1,469,762	1,493,320	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.95 (b)	06/25/24	Open	143,606	145,735	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.05 (b)	06/25/24	Open	1,086,827	1,103,232	Corporate Bonds	Open/Demand
BNP Paribas SA	5.10 (b)	07/01/24	Open	197,199	200,018	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	07/10/24	Open	145,550	147,390	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.15 (b)	07/10/24	Open	1,094,919	1,109,166	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Nomura Securities International, Inc.	5.15%(b)	07/10/24	Open	$ 1,165,625	$ 1,180,793	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.15 (b)	07/10/24	Open	1,120,489	1,135,069	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.15 (b)	07/10/24	Open	1,433,550	1,452,204	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/10/24	Open	1,408,689	1,427,019	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/10/24	Open	1,291,631	1,308,439	Corporate Bonds	Open/Demand
BNP Paribas SA	4.92 (b)	07/16/24	Open	407,425	412,143	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	07/16/24	Open	725,615	734,125	Corporate Bonds	Open/Demand
BNP Paribas SA	4.89 (b)	07/17/24	Open	404,400	408,935	Corporate Bonds	Open/Demand
BNP Paribas SA	4.90 (b)	07/17/24	Open	708,995	716,961	Corporate Bonds	Open/Demand
BNP Paribas SA	4.90 (b)	07/17/24	Open	1,824,829	1,845,333	Corporate Bonds	Open/Demand
BNP Paribas SA	4.95 (b)	07/17/24	Open	487,072	492,596	Corporate Bonds	Open/Demand
BNP Paribas SA	4.95 (b)	07/17/24	Open	348,615	352,568	Corporate Bonds	Open/Demand
BNP Paribas SA	4.95 (b)	07/17/24	Open	816,870	826,134	Corporate Bonds	Open/Demand
BNP Paribas SA	4.95 (b)	07/17/24	Open	543,877	550,045	Capital Trusts	Open/Demand
BNP Paribas SA	4.96 (b)	07/17/24	Open	289,325	292,612	Corporate Bonds	Open/Demand
BNP Paribas SA	4.96 (b)	07/17/24	Open	260,348	263,305	Corporate Bonds	Open/Demand
BNP Paribas SA	4.97 (b)	07/17/24	Open	389,427	393,860	Corporate Bonds	Open/Demand
BNP Paribas SA	4.97 (b)	07/17/24	Open	1,214,885	1,228,713	Corporate Bonds	Open/Demand
BNP Paribas SA	4.98 (b)	07/17/24	Open	346,223	350,170	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	07/17/24	Open	902,500	912,810	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	07/17/24	Open	1,672,807	1,691,917	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	07/17/24	Open	488,767	494,351	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	07/17/24	Open	330,999	334,780	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	07/17/24	Open	239,775	242,514	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	07/17/24	Open	599,922	606,776	Corporate Bonds	Open/Demand
BNP Paribas SA	5.10 (b)	07/17/24	Open	444,187	449,090	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15 (b)	07/17/24	Open	529,402	535,431	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15 (b)	07/17/24	Open	619,340	626,392	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15 (b)	07/17/24	Open	3,512,906	3,553,052	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15 (b)	07/17/24	Open	896,250	906,419	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/22/24	Open	330,960	334,532	Corporate Bonds	Open/Demand
BNP Paribas SA	4.80 (b)	07/26/24	Open	323,998	327,189	Corporate Bonds	Open/Demand
BNP Paribas SA	4.94 (b)	07/26/24	Open	916,250	925,098	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/26/24	Open	1,480,250	1,495,098	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	446,875	451,162	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	139,025	140,359	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	358,545	361,985	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	479,375	483,974	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	223,438	225,581	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	858,375	866,610	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	221,638	223,764	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	196,490	198,375	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	305,375	308,305	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.00 (b)	07/29/24	Open	401,419	405,277	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.00 (b)	07/29/24	Open	541,940	547,149	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/29/24	Open	1,738,369	1,755,533	Corporate Bonds	Open/Demand
BNP Paribas SA	4.85 (b)	07/30/24	Open	2,024,750	2,043,679	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.05 (b)	07/30/24	Open	436,080	440,309	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.82 (b)	07/30/24	Open	209,732	211,651	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.82 (b)	07/30/24	Open	215,700	217,673	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.82 (b)	07/30/24	Open	564,739	569,905	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.82 (b)	07/30/24	Open	317,826	320,734	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.82 (b)	07/30/24	Open	261,590	263,984	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.82 (b)	07/30/24	Open	133,128	134,346	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.85 (b)	07/30/24	Open	142,964	144,279	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.85 (b)	07/30/24	Open	203,120	204,989	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.85 (b)	07/30/24	Open	186,347	188,061	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.85 (b)	07/30/24	Open	168,368	169,917	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.92 (b)	07/30/24	Open	1,528,000	1,542,242	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.97 (b)	07/30/24	Open	133,085	134,337	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.97 (b)	07/30/24	Open	390,666	394,341	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.97 (b)	07/30/24	Open	93,859	94,742	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Nomura Securities International, Inc.	4.98%(b)	07/30/24	Open	$ 108,833	$ 109,875	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	179,453	181,144	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	439,530	443,672	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	468,120	472,532	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	242,078	244,359	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	317,860	320,855	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	664,217	670,477	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	180,250	181,949	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	322,670	325,711	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	211,365	213,357	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	92,846	93,721	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	781,856	789,224	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	153,037	154,479	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	350,550	353,854	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	245,875	248,192	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	570,412	575,788	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	118,358	119,473	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	121,380	122,524	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.05 (b)	07/30/24	Open	330,600	333,755	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.15 (b)	08/01/24	Open	3,644,550	3,679,391	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.75 (b)	08/05/24	Open	705,050	710,798	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.85 (b)	08/05/24	Open	1,480,823	1,493,126	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.85 (b)	08/05/24	Open	347,820	350,710	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.95 (b)	08/05/24	Open	204,559	206,290	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.95 (b)	08/05/24	Open	283,938	286,341	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.95 (b)	08/05/24	Open	543,510	548,110	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.95 (b)	08/05/24	Open	265,628	267,876	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.95 (b)	08/05/24	Open	605,000	610,121	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.05 (b)	08/05/24	Open	306,280	308,920	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.05 (b)	08/05/24	Open	1,714,177	1,728,953	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.05 (b)	08/05/24	Open	565,535	570,410	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.05 (b)	08/05/24	Open	850,465	857,796	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.05 (b)	08/05/24	Open	424,894	428,556	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.05 (b)	08/05/24	Open	219,424	221,315	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.05 (b)	08/05/24	Open	1,341,292	1,352,854	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.05 (b)	08/05/24	Open	402,919	406,392	Capital Trusts	Open/Demand
Goldman Sachs & Co. LLC	5.05 (b)	08/05/24	Open	222,191	224,106	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.05 (b)	08/05/24	Open	588,790	593,865	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.00 (b)	08/05/24	Open	620,375	625,674	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.00 (b)	08/05/24	Open	769,687	776,262	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.00 (b)	08/05/24	Open	1,267,500	1,278,327	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.00 (b)	08/05/24	Open	355,000	358,032	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.00 (b)	08/05/24	Open	756,000	762,458	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.00 (b)	08/05/24	Open	174,375	175,864	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.00 (b)	08/05/24	Open	259,238	261,452	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.00 (b)	08/05/24	Open	222,075	223,972	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.00 (b)	08/05/24	Open	380,812	384,065	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.00 (b)	08/05/24	Open	347,000	349,964	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.00 (b)	08/05/24	Open	657,187	662,801	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.00 (b)	08/05/24	Open	346,413	349,371	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.00 (b)	08/05/24	Open	365,500	368,622	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.00 (b)	08/05/24	Open	524,125	528,602	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.00 (b)	08/05/24	Open	554,750	559,488	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.00 (b)	08/05/24	Open	435,000	438,716	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.00 (b)	08/05/24	Open	845,000	852,218	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.00 (b)	08/05/24	Open	533,800	538,360	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.00 (b)	08/05/24	Open	672,100	677,841	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.00 (b)	08/05/24	Open	484,250	488,386	Corporate Bonds	Open/Demand
Societe Generale	4.97 (b)	08/05/24	Open	177,813	179,323	Corporate Bonds	Open/Demand
Societe Generale	4.97 (b)	08/05/24	Open	611,250	616,443	Corporate Bonds	Open/Demand
Societe Generale	4.97 (b)	08/05/24	Open	810,000	816,881	Corporate Bonds	Open/Demand
Societe Generale	4.97 (b)	08/05/24	Open	94,628	95,431	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Societe Generale	4.97%(b)	08/05/24	Open	$ 3,295,000	$ 3,322,991	Corporate Bonds	Open/Demand
Societe Generale	4.97 (b)	08/05/24	Open	1,159,050	1,168,896	Corporate Bonds	Open/Demand
Societe Generale	5.14 (b)	08/05/24	Open	1,474,525	1,487,441	Corporate Bonds	Open/Demand
Societe Generale	5.14 (b)	08/05/24	Open	1,363,740	1,375,686	Corporate Bonds	Open/Demand
BNP Paribas SA	5.00 (b)	08/06/24	Open	386,100	389,351	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.00 (b)	08/06/24	Open	148,033	149,297	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.00 (b)	08/06/24	Open	207,328	209,099	Corporate Bonds	Open/Demand
Societe Generale	4.99 (b)	08/06/24	Open	110,458	111,399	Corporate Bonds	Open/Demand
BNP Paribas SA	4.94 (b)	08/07/24	Open	252,608	254,703	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	08/07/24	Open	473,385	477,349	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	08/07/24	Open	290,126	292,511	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	08/07/24	Open	130,260	131,331	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	08/07/24	Open	157,923	159,221	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	08/07/24	Open	578,692	583,450	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	08/07/24	Open	432,595	436,151	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	08/07/24	Open	141,104	142,264	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.05 (b)	08/07/24	Open	907,155	914,834	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.82 (b)	08/07/24	Open	686,340	691,909	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.90 (b)	08/07/24	Open	1,624,160	1,637,537	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.15 (b)	08/07/24	Open	855,670	863,045	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.15 (b)	08/07/24	Open	2,931,575	2,956,839	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.15 (b)	08/07/24	Open	1,033,224	1,042,128	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.15 (b)	08/07/24	Open	671,914	677,704	Corporate Bonds	Open/Demand
Societe Generale	4.99 (b)	08/07/24	Open	239,197	241,163	Corporate Bonds	Open/Demand
Societe Generale	4.99 (b)	08/07/24	Open	311,013	313,569	Capital Trusts	Open/Demand
Societe Generale	5.14 (b)	08/07/24	Open	1,909,200	1,925,624	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	08/07/24	Open	1,625,627	1,639,637	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	08/08/24	Open	1,169,134	1,178,745	Corporate Bonds	Open/Demand
BNP Paribas SA	5.13 (b)	08/08/24	Open	2,062,981	2,080,374	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	08/08/24	Open	5,221,407	5,265,586	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	08/09/24	Open	217,470	219,221	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	08/09/24	Open	330,173	332,832	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	08/09/24	Open	145,070	146,238	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.05 (b)	08/13/24	Open	778,510	784,380	Corporate Bonds	Open/Demand
BNP Paribas SA	4.92 (b)	08/14/24	Open	144,855	145,900	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	08/14/24	Open	849,375	855,581	Corporate Bonds	Open/Demand
BNP Paribas SA	5.13 (b)	08/16/24	Open	1,683,091	1,695,175	Corporate Bonds	Open/Demand
BNP Paribas SA	5.01 (b)	08/23/24	Open	194,375	195,532	Foreign Agency Obligations	Open/Demand
BNP Paribas SA	5.06 (b)	08/23/24	Open	164,120	165,106	Capital Trusts	Open/Demand
BNP Paribas SA	5.07 (b)	08/23/24	Open	271,867	273,504	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.05 (b)	08/23/24	Open	201,851	203,062	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.00 (b)	08/23/24	Open	281,610	283,284	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.00 (b)	08/23/24	Open	853,870	858,946	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.00 (b)	08/23/24	Open	631,000	634,751	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.00 (b)	08/23/24	Open	228,544	229,902	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.00 (b)	08/23/24	Open	210,719	211,971	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.00 (b)	08/23/24	Open	217,125	218,416	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.00 (b)	08/27/24	Open	347,973	349,775	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	5.00 (b)	08/27/24	Open	840,625	844,980	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.02 (b)	08/27/24	Open	96,671	97,174	Foreign Agency Obligations	Open/Demand
BNP Paribas SA	4.99 (b)	09/05/24	Open	172,673	173,355	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	09/05/24	Open	293,983	295,144	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	09/06/24	Open	959,740	963,386	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	09/10/24	Open	735,041	737,385	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	09/11/24	Open	200,250	200,857	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.05 (b)	09/12/24	Open	900,487	903,113	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.15 (b)	09/12/24	Open	188,253	188,812	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	5.15 (b)	09/12/24	Open	184,531	185,079	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.81 (b)	09/12/24	Open	495,625	497,007	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas SA	5.24%	09/13/24	10/15/24	$ 2,142,743	$ 2,147,421	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	612,031	613,368	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	4,675,033	4,685,241	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	6,318,589	6,332,385	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	1,701,364	1,705,079	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	5,203,256	5,214,617	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	25,458,409	25,520,177	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	5,510,996	5,523,028	U.S. Government Sponsored Agency Securities	Up to 30 Days
Canadian Imperial Bank of Commerce	5.26	09/13/24	10/15/24	342,746	343,497	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	4.99 (b)	09/16/24	Open	747,740	749,440	Corporate Bonds	Open/Demand
BNP Paribas SA	5.10 (b)	09/16/24	Open	1,211,910	1,211,910	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	09/16/24	Open	1,476,962	1,480,314	Corporate Bonds	Open/Demand
Merrill Lynch International	4.80	09/19/24	10/10/24	345,146	345,652	Foreign Agency Obligations	Up to 30 Days
Merrill Lynch International	5.00	09/19/24	10/10/24	752,128	753,277	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.00	09/19/24	10/10/24	492,525	493,278	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.10	09/19/24	10/10/24	188,049	188,342	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.10	09/19/24	10/10/24	206,941	207,263	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.10	09/19/24	10/10/24	199,540	199,851	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.10	09/19/24	10/10/24	271,446	271,869	Foreign Agency Obligations	Up to 30 Days
Merrill Lynch International	5.15	09/19/24	10/10/24	2,044,631	2,047,849	Corporate Bonds	Up to 30 Days
Nomura Securities International, Inc.	5.05	09/19/24	10/15/24	6,111,502	6,121,790	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	4.99 (b)	09/19/24	Open	3,825,000	3,831,947	Capital Trusts	Open/Demand
TD Securities (USA) LLC	5.16 (b)	09/19/24	Open	2,522,220	2,526,944	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	4.80	09/20/24	10/03/24	670,092	671,075	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.85	09/20/24	10/03/24	225,294	225,628	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90	09/20/24	10/03/24	179,688	179,957	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95	09/20/24	10/03/24	1,070,740	1,072,360	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95	09/20/24	10/03/24	516,109	516,889	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95	09/20/24	10/03/24	370,890	371,451	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95	09/20/24	10/03/24	135,090	135,294	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	09/20/24	10/03/24	280,980	281,409	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	09/20/24	10/03/24	400,050	400,661	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	09/20/24	10/03/24	158,154	158,396	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	09/20/24	10/03/24	491,457	492,208	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	09/20/24	10/03/24	299,319	299,776	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	09/20/24	10/03/24	254,313	254,701	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	09/20/24	10/03/24	172,765	173,029	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	09/20/24	10/03/24	215,495	215,824	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	09/20/24	10/03/24	246,733	247,109	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	09/20/24	10/10/24	158,318	158,540	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.65	09/20/24	10/10/24	617,435	618,312	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.65	09/20/24	10/10/24	821,250	822,417	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.65	09/20/24	10/10/24	1,129,537	1,131,142	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.70	09/20/24	10/10/24	419,025	419,627	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.75	09/20/24	10/10/24	92,895	93,030	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.75	09/20/24	10/10/24	451,400	452,055	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.80	09/20/24	10/10/24	617,595	618,501	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.80	09/20/24	10/10/24	337,620	338,115	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	708,219	709,268	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	696,875	697,908	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	717,600	718,663	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	842,060	843,308	Corporate Bonds	Up to 30 Days

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	4.85%	09/20/24	10/10/24	$ 809,362	$ 810,562	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	332,910	333,403	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	343,723	344,232	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	1,578,289	1,580,628	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	543,000	543,805	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	187,418	187,698	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	203,680	203,985	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	182,240	182,513	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	227,650	227,991	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	588,000	588,880	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	611,637	612,553	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	121,288	121,469	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	132,344	132,542	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	782,250	783,421	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	770,422	771,576	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	786,780	787,958	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	889,500	890,832	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	885,040	886,365	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	295,136	295,578	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	300,135	300,584	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	324,473	324,958	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	317,813	318,288	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	485,260	485,987	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	2,838,225	2,845,951	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	153,542	153,774	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	154,225	154,458	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	139,444	139,655	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	204,409	204,718	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	226,413	226,755	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	802,954	804,169	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	572,760	573,626	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	589,335	590,226	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	774,427	775,599	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	1,154,790	1,156,537	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	1,490,695	1,492,950	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	1,344,866	1,346,900	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	2,265,305	2,268,731	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	385,595	386,178	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	387,130	387,716	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	421,545	422,183	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	439,422	440,087	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	458,325	459,018	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	373,807	374,373	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	515,191	515,970	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	134,406	134,612	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	128,350	128,546	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	146,632	146,856	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	157,080	157,320	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	199,551	199,856	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	241,313	241,681	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	76,508	76,624	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	624,662	625,617	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	533,250	534,065	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	910,000	911,390	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	116,180	116,358	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	120,951	121,136	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	131,958	132,160	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	324,275	324,770	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	971,550	973,034	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	1,280,640	1,282,597	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	763,305	764,471	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	698,852	699,919	Corporate Bonds	Up to 30 Days
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	5.00%	09/20/24	10/10/24	$ 993,450	$ 994,968	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	276,239	276,661	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	2,306,406	2,309,930	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	3,666,355	3,671,956	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	326,404	326,903	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	340,135	340,655	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	342,938	343,461	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	383,537	384,123	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	428,575	429,230	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	81,454	81,578	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	84,975	85,105	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	514,811	515,598	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.03	09/20/24	10/10/24	2,100,937	2,104,167	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.05	09/20/24	10/10/24	270,980	271,399	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	212,040	212,371	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	254,265	254,661	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	673,980	675,030	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	605,469	606,412	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	647,623	648,632	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	745,346	746,507	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	717,500	718,618	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	1,727,200	1,729,892	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	942,760	944,229	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	1,046,430	1,048,061	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	317,187	317,681	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	1,308,277	1,310,316	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	1,175,012	1,176,844	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	1,428,568	1,430,794	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	1,969,972	1,973,042	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	2,658,750	2,662,893	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	2,775,870	2,780,196	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	2,301,810	2,305,397	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	3,567,960	3,573,520	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	379,440	380,031	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	528,060	528,883	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.14	09/20/24	10/10/24	971,212	972,738	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.14	09/20/24	10/10/24	1,142,460	1,144,254	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	09/20/24	10/10/24	173,106	173,378	Corporate Bonds	Up to 30 Days
RBC Capital Markets, LLC	5.00 (b)	09/23/24	Open	369,950	370,361	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	4.90	09/24/24	10/03/24	1,160,625	1,161,731	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/25/24	10/10/24	824,109	824,796	Corporate Bonds	Up to 30 Days
BNP Paribas SA	4.99 (b)	09/25/24	Open	2,813,396	2,815,736	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	09/25/24	Open	1,138,560	1,139,414	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.05	09/26/24	10/10/24	947,247	947,912	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/26/24	10/10/24	408,059	408,348	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	4.95	09/26/24	10/22/24	466,530	466,851	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	4.95	09/26/24	10/22/24	216,973	217,122	Capital Trusts	Up to 30 Days
Barclays Bank PLC	4.95	09/26/24	10/22/24	430,625	430,921	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	4.95	09/26/24	10/22/24	2,004,134	2,005,512	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	4.99	09/26/24	10/22/24	3,795,000	3,797,630	Capital Trusts	Up to 30 Days
Barclays Bank PLC	4.99	09/26/24	10/22/24	4,291,875	4,294,917	Capital Trusts	Up to 30 Days
Barclays Bank PLC	4.99	09/26/24	10/22/24	440,625	440,930	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	5.00	09/26/24	10/22/24	1,680,831	1,681,998	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	5.00	09/26/24	10/22/24	713,437	713,933	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	5.00	09/26/24	10/22/24	2,418,250	2,419,929	Capital Trusts	Up to 30 Days
Barclays Bank PLC	5.15	09/26/24	10/22/24	176,257	176,383	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.50	09/26/24	10/22/24	253,303	253,426	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.25	09/26/24	10/22/24	1,366,524	1,367,330	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.65	09/26/24	10/22/24	227,544	227,691	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.74	09/26/24	10/22/24	223,952	224,100	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.90	09/26/24	10/22/24	133,468	133,559	Foreign Agency Obligations	Up to 30 Days
Barclays Capital, Inc.	4.95	09/26/24	10/22/24	443,429	443,734	Capital Trusts	Up to 30 Days

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Capital, Inc.	4.95%	09/26/24	10/22/24	$ 284,625	$ 284,821	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.05	09/26/24	10/22/24	992,394	993,090	Corporate Bonds	Up to 30 Days
BNP Paribas SA	4.90 (b)	09/26/24	Open	1,459,967	1,460,961	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.95 (b)	09/26/24	Open	1,881,750	1,883,044	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	09/26/24	Open	453,625	453,918	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.00	09/27/24	10/10/24	336,490	336,490	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/30/24	10/10/24	119,048	119,065	Corporate Bonds	Up to 30 Days
Nomura Securities International, Inc.	4.98 (b)	09/30/24	Open	191,583	191,583	Corporate Bonds	Open/Demand
				$ 322,000,914	$ 323,569,593

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	1,324	12/31/24	$ 275,754	$ 867,861
5-Year U.S. Treasury Note	327	12/31/24	35,955	(81,108)
				786,753
Short Contracts
10-Year U.S. Treasury Note	496	12/19/24	56,730	(1,276)
10-Year U.S. Ultra Long Treasury Note	262	12/19/24	31,035	(49,117)
U.S. Long Bond	327	12/19/24	40,660	158,892
Ultra U.S. Treasury Bond	62	12/19/24	8,263	4,226
				112,725
				$ 899,478
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	109,579	EUR	100,000	Deutsche Bank AG	10/17/24	$ (1,804)
USD	132,093	EUR	120,545	Deutsche Bank AG	10/17/24	(2,173)
USD	106,323	EUR	97,038	Toronto-Dominion Bank	10/17/24	(1,760)
USD	132,205	EUR	120,658	Toronto-Dominion Bank	10/17/24	(2,188)
USD	357,896	EUR	326,641	Toronto-Dominion Bank	10/17/24	(5,926)
USD	12,973,458	EUR	11,620,000	UBS AG	12/18/24	(1,724)
USD	122,858	GBP	93,000	Royal Bank of Canada	12/18/24	(1,458)
USD	1,837,087	GBP	1,400,000	UBS AG	12/18/24	(34,328)
						$ (51,361)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41.V1	1.00%	Quarterly	12/20/28	USD	20,750	$ (480,658)	$ (278,314)	$ (202,344)
CDX.NA.HY.43.V1	5.00	Quarterly	12/20/29	USD	11,075	(826,315)	(811,270)	(15,045)
						$ (1,306,973)	$ (1,089,584)	$ (217,389)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.39%	Annual	Tokyo Overnight Average Rate, 0.23%	Annual	N/A	08/09/26	JPY	6,399,285	$ 34,244	$ 3,024	$ 31,220
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.7	3.00%	Monthly	Deutsche Bank AG	01/17/47	USD	11,465	$ 2,133,581	$ 725,950	$ 1,407,631
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Virgin Media Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B-	EUR	20	$ 1,075	$ 851	$ 224
CMA CGM SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	N/R	EUR	38	4,054	5,281	(1,227)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	N/R	EUR	9	33	(1,340)	1,373
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R	EUR	5	20	(782)	802
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R	EUR	15	56	(2,198)	2,254
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC-	EUR	4	17	(654)	671
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	N/R	EUR	9	34	(1,389)	1,423
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	N/R	EUR	7	24	(987)	1,011
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB	EUR	27	2,163	3,397	(1,234)
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	B-	EUR	7	418	250	168
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	B-	EUR	10	597	343	254
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	D	USD	4,586	(853,432)	(203,409)	(650,023)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	D	USD	2,293	(426,716)	(101,587)	(325,129)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	D	USD	4,586	(853,433)	(100,558)	(752,875)
								$ (2,125,090)	$ (402,782)	$ (1,722,308)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 97,803,024	$ 1,466,810	$ 99,269,834
Corporate Bonds
Advertising Agencies	—	7,467,948	—	7,467,948
Aerospace & Defense	—	19,339,595	—	19,339,595
Air Freight & Logistics	—	242,723	—	242,723
Automobile Components	—	7,240,814	—	7,240,814
Automobiles	—	7,698,223	—	7,698,223
Banks	—	7,594,284	—	7,594,284
Beverages	—	2,127,263	—	2,127,263
Biotechnology	—	967,349	—	967,349
Broadline Retail	—	826,723	—	826,723
Building Materials	—	10,855,669	—	10,855,669
Building Products	—	4,083,556	—	4,083,556
Capital Markets	—	7,372,086	—	7,372,086
Chemicals	—	12,054,156	—	12,054,156
Commercial Services & Supplies	—	34,802,042	—	34,802,042
Construction & Engineering	118,122	3,205,911	—	3,324,033
Consumer Finance	—	3,682,875	—	3,682,875
Consumer Staples Distribution & Retail	—	2,825,940	—	2,825,940
Containers & Packaging	—	14,668,766	—	14,668,766
Diversified REITs	—	6,939,839	—	6,939,839
Diversified Telecommunication Services	—	30,842,281	—	30,842,281
Electric Utilities	—	12,782,281	—	12,782,281
Electronic Equipment, Instruments & Components	—	4,295,489	—	4,295,489
Energy Equipment & Services	—	4,691,140	—	4,691,140
Entertainment	—	16,044,872	—	16,044,872
Environmental, Maintenance & Security Service	—	6,474,028	—	6,474,028
Financial Services	—	10,289,118	—	10,289,118
Food Products	—	10,209,280	—	10,209,280
Gas Utilities	—	98,712	—	98,712
Ground Transportation	—	3,413,561	—	3,413,561
Health Care Equipment & Supplies	—	7,073,668	—	7,073,668
Health Care Providers & Services	—	17,525,907	—	17,525,907
Health Care REITs	—	1,614,382	—	1,614,382
Hotel & Resort REITs	—	5,103,864	—	5,103,864
Hotels, Restaurants & Leisure	—	25,375,208	—	25,375,208
Household Durables	—	3,379,764	—	3,379,764
Household Products	—	601,424	—	601,424
Independent Power and Renewable Electricity Producers	—	66,742	—	66,742
Industrial Conglomerates	—	83,775	—	83,775
Insurance	—	33,354,943	—	33,354,943
Interactive Media & Services	—	233,102	—	233,102
Internet Software & Services	—	3,812,862	—	3,812,862
IT Services	—	2,576,136	—	2,576,136
Machinery	—	8,634,332	—	8,634,332
Marine Transportation	—	102,933	—	102,933
Media	—	24,295,561	—	24,295,561
Metals & Mining	—	17,238,705	—	17,238,705
Mortgage Real Estate Investment Trusts (REITs)	—	964,520	—	964,520
Oil, Gas & Consumable Fuels	—	66,782,284	—	66,782,284
Passenger Airlines	—	2,955,572	—	2,955,572
Personal Care Products	—	647,737	—	647,737
Pharmaceuticals	—	9,122,850	—	9,122,850
Real Estate Management & Development	—	2,739,903	—	2,739,903
Retail REITs	—	173,231	—	173,231
Semiconductors & Semiconductor Equipment	—	3,178,188	—	3,178,188
Software	—	29,592,727	—	29,592,727
Specialty Retail	—	1,413,682	—	1,413,682
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Technology Hardware, Storage & Peripherals	$ —	$ 1,662,922	$ —	$ 1,662,922
Textiles, Apparel & Luxury Goods	—	373,350	—	373,350
Tobacco	—	2,197,728	—	2,197,728
Trading Companies & Distributors	—	1,798,617	—	1,798,617
Transportation Infrastructure	—	1,495,315	—	1,495,315
Fixed Rate Loan Interests	—	4,787,558	—	4,787,558
Floating Rate Loan Interests	—	42,992,550	310,305	43,302,855
Foreign Agency Obligations	—	7,231,439	—	7,231,439
Municipal Bonds	—	3,464,655	—	3,464,655
Non-Agency Mortgage-Backed Securities	—	100,782,840	—	100,782,840
Preferred Securities
Capital Trusts	—	36,974,382	—	36,974,382
Preferred Stocks	2,682,122	—	—	2,682,122
U.S. Government Sponsored Agency Securities	—	95,640,427	—	95,640,427
Short-Term Securities
Money Market Funds	3,628,816	—	—	3,628,816
Liabilities
Investments
TBA Sale Commitments	—	(5,496,348)	—	(5,496,348)
Unfunded Floating Rate Loan Interests(a)	—	(32)	—	(32)
	$6,429,060	$913,488,953	$1,777,115	$921,695,128
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 1,415,811	$ —	$ 1,415,811
Interest Rate Contracts	1,030,979	31,220	—	1,062,199
Liabilities
Credit Contracts	—	(1,947,877)	—	(1,947,877)
Foreign Currency Exchange Contracts	—	(51,361)	—	(51,361)
Interest Rate Contracts	(131,501)	—	—	(131,501)
	$899,478	$(552,207)	$—	$347,271

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $323,569,593 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.

Currency Abbreviation
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ARB	Airport Revenue Bonds
BAB	Build America Bond
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CR	Custodian Receipt
DAC	Designated Activity Company
Portfolio Abbreviation (continued)
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
PIK	Payment-in-Kind
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SG	Syncora Guarantee
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced